UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments.

John Hancock

MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Semiannual Report

4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)					SEC 30-day
	with maximum sales charge (POP)				with maximum sales charge (POP)					yield (%)

	1-year	5-year	10-year	Since inception [2]	6-months	1-year	5-year	10-year	Since inception [2]	as of 4-30-10

Class A	26.65	2.21	1.19	—	6.76	26.65	11.54	12.59	—	0.72
Class B	27.51	2.24	1.14	—	7.05	27.51	11.71	12.01	—	0.04
Class C	31.51	2.55	1.01	—	11.10	31.51	13.40	10.59	—	0.07
Class I1	34.00	3.77	—	3.88	12.68	34.00	20.33	—	27.64	1.18

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.31%, Class B — 2.01%, Class C — 2.01% and Class I — 0.79%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 From December 1, 2003.

6	Sovereign Investors Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Sovereign Investors Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	4-30-00	$11,201	$11,201	$9,808

Class C2	4-30-00	11,059	11,059	9,808

Class I3	12-1-03	12,764	12,764	12,613

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2010. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I shares prospectus.

Semiannual report | Sovereign Investors Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,123.90	$6.53

Class B	1,000.00	1,120.50	10.20

Class C	1,000.00	1,121.00	10.20

Class I	1,000.00	1,126.80	4.17

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Sovereign Investors Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,018.60	$6.21

Class B	1,000.00	1,015.10	9.69

Class C	1,000.00	1,015.20	9.69

Class I	1,000.00	1,020.90	3.96

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.94%, 1.94% and 0.79% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Sovereign Investors Fund	9

Portfolio summary

Top 10 Holdings[1]

Microsoft Corp.	3.4%	United Technologies Corp.	2.6%

Chevron Corp.	3.2%	PepsiCo, Inc.	2.6%

International Business		Illinois Tool Works, Inc.	2.5%
Machines Corp.	3.1%
		General Electric Company	2.5%
3M Company	3.1%
		Hewlett-Packard Company	2.5%
Abbott Laboratories	2.6%

Sector Composition[2,3]

Information Technology	21%	Consumer Discretionary	8%

Industrials	15%	Materials	4%

Financials	14%	Utilities	2%

Health Care	12%	Telecommunication Services	1%

Energy	11%	Short-Term Investments & Other	2%

Consumer Staples	10%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Sovereign Investors Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value

Common Stocks 97.81%		$591,500,739

(Cost $420,698,900)

Consumer Discretionary 7.50%		45,383,833

Hotels, Restaurants & Leisure 2.23%

Darden Restaurants, Inc.	170,000	7,607,500

Marriott International, Inc., Class A (L)	160,391	5,895,973

Multiline Retail 2.05%

Target Corp.	218,000	12,397,660

Specialty Retail 3.22%

Lowe’s Companies, Inc.	269,000	7,295,280

TJX Companies, Inc.	263,000	12,187,420

Consumer Staples 10.40%		62,914,486

Beverages 3.60%

Diageo PLC, SADR	90,000	6,132,600

PepsiCo, Inc.	239,825	15,641,387

Food & Staples Retailing 1.65%

Wal-Mart Stores, Inc.	186,500	10,005,725

Household Products 1.41%

Procter & Gamble Company	137,000	8,515,920

Personal Products 1.48%

Avon Products, Inc.	276,000	8,923,080

Tobacco 2.26%

Philip Morris International, Inc.	279,050	13,695,774

Energy 10.79%		65,248,941

Energy Equipment & Services 1.07%

Halliburton Company	211,000	6,467,150

Oil, Gas & Consumable Fuels 9.72%

Chevron Corp.	235,400	19,170,976

EOG Resources, Inc.	115,000	12,893,800

Exxon Mobil Corp. (L)	159,872	10,847,315

Occidental Petroleum Corp.	70,000	6,206,200

Royal Dutch Shell PLC, ADR (L)	154,000	9,663,500

Financials 13.55%		81,970,928

Capital Markets 5.10%

Franklin Resources, Inc.	70,000	8,094,800

State Street Corp.	170,000	7,395,000

See notes to financial statements	Semiannual report | Sovereign Investors Fund	11

	Shares	Value
Capital Markets (continued)

T. Rowe Price Group, Inc. (L)	178,500	$10,265,535

The Charles Schwab Corp.	265,000	5,111,850

Commercial Banks 2.14%

BB&T Corp.	185,000	6,149,400

Cullen/Frost Bankers, Inc.	115,000	6,826,400

Diversified Financial Services 4.26%

Bank of America Corp.	702,000	12,516,660

JPMorgan Chase & Company	310,740	13,231,309

Insurance 2.05%

Aflac, Inc.	117,400	5,982,704

Chubb Corp.	121,000	6,397,270

Health Care 12.16%		73,536,630

Health Care Equipment & Supplies 4.39%

Becton, Dickinson & Company	148,000	11,302,760

DENTSPLY International, Inc. (L)	258,000	9,453,120

Medtronic, Inc.	132,000	5,767,080

Pharmaceuticals 7.77%

Abbott Laboratories	310,000	15,859,600

Johnson & Johnson	176,000	11,316,800

Merck & Company, Inc.	246,000	8,619,840

Teva Pharmaceutical Industries, Ltd., SADR (L)	191,000	11,217,430

Industrials 15.13%		91,473,169

Aerospace & Defense 3.64%

General Dynamics Corp.	82,000	6,261,520

United Technologies Corp.	210,000	15,739,500

Electrical Equipment 2.01%

Emerson Electric Company	233,000	12,169,590

Industrial Conglomerates 5.51%

3M Company	208,000	18,443,360

General Electric Company	788,350	14,868,281

Machinery 3.97%

Caterpillar, Inc.	130,200	8,865,318

Illinois Tool Works, Inc.	296,000	15,125,600

Information Technology 21.16%		127,936,435

Communications Equipment 1.85%

Cisco Systems, Inc. (I)	416,000	11,198,720

Computers & Peripherals 4.24%

Apple, Inc. (I)	29,000	7,572,480

EMC Corp. (I)	170,000	3,231,700

Hewlett-Packard Company	285,000	14,811,450

Internet Software & Services 2.03%

Google, Inc., Class A (I)	23,360	12,274,278

IT Services 4.32%

Accenture PLC, Class A	70,000	3,054,800

International Business Machines Corp.	143,300	18,485,700

Paychex, Inc.	150,000	4,590,000

12	Sovereign Investors Fund | Semiannual report	See notes to financial statements

			Shares	Value
Semiconductors & Semiconductor Equipment 5.36%

Intel Corp.			433,000	$9,885,390

Linear Technology Corp. (L)			371,500	11,167,290

Maxim Integrated Products, Inc.			290,000	5,631,800

Texas Instruments, Inc.			220,000	5,722,200

Software 3.36%

Microsoft Corp.			665,050	20,310,627

Materials 3.70%				22,380,236

Chemicals 1.91%

Ecolab, Inc.			67,000	3,272,280

Praxair, Inc.			98,800	8,276,476

Metals & Mining 1.79%

Nucor Corp.			239,000	10,831,480

Telecommunication Services 1.07%				6,462,880

Diversified Telecommunication Services 1.07%

AT&T, Inc.			248,000	6,462,880

Utilities 2.35%				14,193,201

Gas Utilities 2.35%

Questar Corp.			296,000	14,193,201

Short-Term Investments 11.92%				$72,107,190

(Cost $72,104,754)
		Maturity
	Yield*	date	Par value	Value
Short-Term Securities 2.48%				14,999,950
Federal Home Loan Bank Discount Note	0.0600%	05-03-10	$15,000,000	14,999,950

			Shares	Value
Securities Lending Collateral 9.44%				57,107,240
John Hancock Collateral Investment Trust (W)	0.2377% (Y)		5,706,102	57,107,240

Total investments (Cost $492,803,654)† 109.73%				$663,607,929

Other assets and liabilities, net (9.73%)				($58,853,658)

Total net assets 100.00%				$604,754,271

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of April 30, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $494,087,426. Net unrealized appreciation aggregated $169,520,503, of which $172,485,982 related to appreciated investment securities and $2,965,479 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $435,698,850) including
$54,841,237 of securities loaned (Note 2)	$606,500,689
Investments in affiliated issuers, at value (Cost $57,104,804) (Note 2)	57,107,240

Total investments, at value (Cost $492,803,654)	663,607,929
Cash	36,486
Receivable for fund shares sold	1,214,500
Dividends and interest receivable	690,581
Receivable for securities lending income	2,769
Other assets	154,906

Total assets	665,707,171

Liabilities

Payable for investments purchased	2,954,602
Payable for fund shares repurchased	576,370
Payable upon return of securities loaned (Note 2)	57,107,027
Payable to affiliates
Accounting and legal services fees	10,868
Transfer agent fees	131,785
Trustees’ fees	102,935
Other liabilities and accrued expenses	69,313

Total liabilities	60,952,900

Net assets

Capital paid-in	$471,762,119
Accumulated distributions in excess of net investment income	(35,119)
Accumulated net realized loss on investments	(37,777,004)
Net unrealized appreciation on investments	170,804,275

Net assets	$604,754,271

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($538,820,919 ÷ 34,823,258 shares)	$15.47
Class B ($30,362,682 ÷ 1,970,518 shares)[1]	$15.41
Class C ($15,707,508 ÷ 1,016,887 shares)[1]	$15.45
Class I ($19,863,162 ÷ 1,281,539 shares)	$15.50

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.28

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Sovereign Investors Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,647,463
Interest	154,261
Securities lending	41,723
Less foreign taxes withheld	(97,734)

Total investment income	6,745,713

Expenses

Investment management fees (Note 4)	1,722,551
Distribution and service fees (Note 4)	1,005,548
Accounting and legal services fees (Note 4)	62,750
Transfer agent fees (Note 4)	667,120
Trustees’ fees (Note 4)	24,522
State registration fees	32,805
Printing and postage fees	70,879
Professional fees	37,189
Custodian fees	33,514
Registration and filing fees	9,635
Other	20,110

Total expenses	3,686,623
Less expense reductions (Note 4)	(2,640)

Net expenses	3,683,983

Net investment income	3,061,730

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,050,687
Investments in affiliated issuers	(6,919)
7,043,768
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	56,760,066
Investments in affiliated issuers	(10,057)
56,750,009
Net realized and unrealized gain	63,793,777

Increase in net assets from operations	$66,855,507

See notes to financial statements	Semiannual report | Sovereign Investors Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09

Increase (decrease) in net assets

From operations
Net investment income	$3,061,730	$5,445,754
Net realized gain (loss)	7,043,768	(36,860,963)
Change in net unrealized appreciation (depreciation)	56,750,009	70,587,105

Increase in net assets resulting from operations	66,855,507	39,171,896

Distributions to shareholders
From net investment income
Class A	(2,849,105)	(5,319,390)
Class B	(69,318)	(176,828)
Class C	(27,469)	(51,200)
Class I	(69,020)	(159,064)
Class R1[1]	—	(371)

Total distributions	(3,014,912)	(5,706,853)

From Fund share transactions (Note 5)	(1,497,404)	(46,378,978)

Total increase (decrease)	62,343,191	(12,913,935)

Net assets

Beginning of period	542,411,080	555,325,015

End of period	$604,754,271	$542,411,080

Accumulated distributions in excess of net investment income	($35,119)	($81,937)

1 Effective at the close of business on August 21, 2009, Class R1 converted into Class A.

16	Sovereign Investors Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$13.84	$12.88	$18.29	$18.94	$18.51	$19.54	$18.74
Net investment income[4]	0.08	0.14	0.16	0.21	0.20	0.18	0.17
Net realized and unrealized
gain (loss) on investments	1.63	0.96	(4.93)	1.29	2.51	0.27	0.80
Total from
investment operations	1.71	1.10	(4.77)	1.50	2.71	0.45	0.97
Less distributions
From net investment income	(0.08)	(0.14)	(0.17)	(0.21)	(0.21)	(0.18)	(0.17)
From net realized gain	—	—	(0.47)	(1.94)	(2.07)	(1.30)	—
Total distributions	(0.08)	(0.14)	(0.64)	(2.15)	(2.28)	(1.48)	(0.17)
Net asset value, end
of period	$15.47	$13.84	$12.88	$18.29	$18.94	$18.51	$19.54
Total return (%)[5]	12.39[6,7]	8.75[6]	(26.71)[7]	7.83	14.67[6]	2.28[6]	5.23

Ratios and supplemental data

Net assets, end of period
(in millions)	$539	$491	$493	$758	$810	$818	$936
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.24[8]	1.34	1.20[8]	1.14	1.17	1.20	1.20
Expenses net of fee waivers	1.24[8]	1.33	1.20[8]	1.14	1.16	1.19	1.20
Expenses net of fee waivers
and credits	1.24[8]	1.33	1.20[8]	1.14	1.16	1.19	1.20
Net investment income	1.13[8]	1.13	1.19[8]	1.04	1.04	0.92	0.91
Portfolio turnover (%)	24	77[9]	64	46	36	30	20

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	17

CLASS B SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$13.78	$12.83	$18.23	$18.89	$18.46	$19.49	$18.71
Net investment income[4]	0.03	0.06	0.06	0.07	0.07	0.04	0.03
Net realized and unrealized
gain (loss) on investments	1.63	0.95	(4.91)	1.28	2.50	0.27	0.80
Total from
investment operations	1.66	1.01	(4.85)	1.35	2.57	0.31	0.83
Less distributions
From net investment income	(0.03)	(0.06)	(0.08)	(0.07)	(0.07)	(0.04)	(0.05)
From net realized gain	—	—	(0.47)	(1.94)	(2.07)	(1.30)	—
Total distributions	(0.03)	(0.06)	(0.55)	(2.01)	(2.14)	(1.34)	(0.05)
Net asset value, end
of period	$15.41	$13.78	$12.83	$18.23	$18.89	$18.46	$19.49
Total return (%)[5]	12.05[6,7]	7.95[6]	(27.14)[7]	7.05[6]	13.92[6]	1.57[6]	4.45

Ratios and supplemental data

Net assets, end of period
(in millions)	$30	$34	$43	$79	$111	$155	$232
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.94[8]	2.05	1.90[8]	1.85	1.87	1.90	1.90
Expenses net of fee waivers	1.94[8]	2.04	1.90[8]	1.84	1.86	1.89	1.90
Expenses net of fee waivers
and credits	1.94[8]	2.04	1.90[8]	1.84	1.86	1.89	1.90
Net investment income	0.46[8]	0.46	0.47[8]	0.33	0.34	0.21	0.18
Portfolio turnover (%)	24	77[9]	64	46	36	30	20

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

18	Sovereign Investors Fund | Semiannual report	See notes to financial statements

CLASS C SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$13.81	$12.86	$18.27	$18.92	$18.49	$19.52	$18.73
Net investment income[4]	0.03	0.05	0.07	0.07	0.07	0.04	0.04
Net realized and unrealized
gain (loss) on investments	1.64	0.96	(4.93)	1.29	2.50	0.27	0.80
Total from
investment operations	1.67	1.01	(4.86)	1.36	2.57	0.31	0.84
Less distributions
From net investment income	(0.03)	(0.06)	(0.08)	(0.07)	(0.07)	(0.04)	(0.05)
From net realized gain	—	—	(0.47)	(1.94)	(2.07)	(1.30)	—
Total distributions	(0.03)	(0.06)	(0.55)	(2.01)	(2.14)	(1.34)	(0.05)
Net asset value, end
of period	$15.45	$13.81	$12.86	$18.27	$18.92	$18.49	$19.52
Total return (%)[5]	12.10[6,7]	7.93[6]	(27.13)[7]	7.10[6]	13.90[6]	1.57[6]	4.50

Ratios and supplemental data

Net assets, end of period
(in millions)	$16	$13	$9	$15	$15	$17	$27
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.94[8]	2.03	1.90[8]	1.85	1.87	1.90	1.90
Expenses net of fee waivers	1.94[8]	2.02	1.90[8]	1.84	1.86	1.89	1.90
Expenses net of fee waivers
and credits	1.94[8]	2.02	1.90[8]	1.84	1.86	1.89	1.90
Net investment income	0.41[8]	0.39	0.48[8]	0.34	0.34	0.21	0.19
Portfolio turnover (%)	24	77[9]	64	46	36	30	20

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	19

CLASS I SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$13.86	$12.90	$18.29	$18.93	$18.51	$19.54	$18.74
Net investment income[4]	0.09	0.21	0.11	0.30	0.28	0.27	0.26
Net realized and unrealized
gain (loss) on investments	1.66	0.96	(4.81)	1.29	2.52	0.27	0.80
Total from
investment operations	1.75	1.17	(4.70)	1.59	2.80	0.54	1.06
Less distributions
From net investment income	(0.11)	(0.21)	(0.22)	(0.29)	(0.31)	(0.27)	(0.26)
From net realized gain	—	—	(0.47)	(1.94)	(2.07)	(1.30)	—
Total distributions	(0.11)	(0.21)	(0.69)	(2.23)	(2.38)	(1.57)	(0.26)
Net asset value, end
of period	$15.50	$13.86	$12.90	$18.29	$18.93	$18.51	$19.54
Total return (%)[5]	12.68[6]	9.28	(26.36)[6]	8.35	15.21	2.76	5.73

Ratios and supplemental data

Net assets, end of period
(in millions)	$20	$4	$10	—[7]	—[7]	$3	$3
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.79[8]	0.82	0.73[8]	0.71	0.71	0.72	0.72
Expenses net of fee waivers	0.79[8]	0.82	0.73[8]	0.71	0.71	0.72	0.72
Expenses net of fee waivers
and credits	0.79[8]	0.82	0.73[8]	0.71	0.71	0.72	0.72
Net investment income	1.30[8]	1.77	1.02[8]	1.54	1.44	1.40	1.38
Portfolio turnover (%)	24	77[9]	64	46	36	30	20

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

20	Sovereign Investors Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Sovereign Investors Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue risks.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R1 shares converted into Class A shares on August 21, 2009.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Sovereign Investors Fund	21

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERV-
	4-30-10	PRICE	INPUTS	ABLE INPUTS

Common Stocks
Consumer Discretionary	$45,383,833	$45,383,833	—	—
Consumer Staples	62,914,486	62,914,486	—	—
Energy	65,248,941	65,248,941	—	—
Financials	81,970,928	81,970,928	—	—
Health Care	73,536,630	73,536,630	—	—
Industrials	91,473,169	91,473,169	—	—
Information Technology	127,936,435	127,936,435	—	—
Materials	22,380,236	22,380,236	—	—
Telecommunication Services	6,462,880	6,462,880	—	—
Utilities	14,193,201	14,193,201	—	—
Short-Term Investments	72,107,190	57,107,240	$14,999,950	—

Total Investments in Securities	$663,607,929	$648,607,979	$14,999,950	—

During the six months ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market

22	Sovereign Investors Fund | Semiannual report

value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $43,537,000 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2009:

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31

2010	2016	2017

$85,708	$6,333,727	$37,117,565

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | Sovereign Investors Fund	23

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to expiration of capital loss carryforwards.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net assets; (b) 0.55% of the next $750,000,000 of the Fund’s average daily net assets; (c) 0.50% of the next $1,000,000,000 of the Fund’s average daily net assets; and (c) 0.45% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

In addition, the Adviser voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $2,414, $162 and $64 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The

24	Sovereign Investors Fund | Semiannual report

accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $177,434 for the six months ended April 30, 2010. Of this amount, $28,126 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $119,021 was paid as sales commissions to broker-dealers and $30,287 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2010, CDSCs received by the Distributor amounted to $16,926 and $2,045 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the six months ended April 30, 2010 were:

	Distribution and	Transfer
Class	service fees	agent fees

Class A	$771,429	$605,766
Class B	164,153	41,759
Class C	69,966	15,839
Class I	—	3,756
Total	$1,005,548	$667,120

Semiannual report | Sovereign Investors Fund	25

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six-month period ended April 30, 2010 and for the year ended October 31, 2009 were as follows:

	For the six-month
	period ended 4-30-10		Year ended 10-31-09

	Shares	Amount	Shares	Amount
Class A shares

Sold	1,714,705	$25,648,993	3,935,371	$46,639,807
Exchanged from Class R1	—	—	8,410	116,179
Distributions reinvested	176,390	2,624,397	407,337	4,894,896
Repurchased	(2,585,744)	(38,341,664)	(7,101,891)	(84,598,940)
Net decrease	(694,649)	($10,068,274)	(2,750,773)	($32,948,058)

Class B shares

Sold	125,230	$1,854,305	341,654	$4,114,298
Distributions reinvested	4,437	65,336	14,210	167,182
Repurchased	(593,851)	(8,877,340)	(1,269,972)	(15,231,074)
Net decrease	(464,184)	($6,957,699)	(914,108)	($10,949,594)

Class C shares

Sold	182,538	$2,737,333	481,451	$5,658,507
Distributions reinvested	1,674	24,729	3,750	44,725
Repurchased	(111,917)	(1,647,131)	(269,301)	(3,247,056)
Net increase	72,295	$1,114,931	215,900	$2,456,176

Class I shares

Sold	1,081,808	$16,071,103	1,343,681	$15,917,025
Distributions reinvested	4,165	62,581	13,395	154,023
Repurchased	(116,635)	(1,720,046)	(1,818,432)	(20,889,397)
Net increase (decrease)	969,338	$14,413,638	(461,356)	($4,818,349)

Class R1 shares

Sold	—	—	1,014	$11,273
Exchanged for Class A	—	—	(8,532)	(116,179)
Distributions reinvested	—	—	60	774
Repurchased	—	—	(1,289)	(15,021)
Net decrease	—	—	(8,747)	($119,153)

Net decrease	(117,200)	($1,497,404)	(3,919,084)	($46,378,978)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $134,646,030 and $139,213,358, respectively, for the six months ended April 30, 2010.

26	Sovereign Investors Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer

Andrew G. Arnott	Legal counsel
Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Sovereign Investors Fund	27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.	290SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

John Hancock

MUTUAL FUNDS

John Hancock
Balanced Fund

Semiannual Report

4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)					SEC 30-day
	with maximum sales charge (POP)				with maximum sales charge (POP)					yield (%)

	1-year	5-year	10-year	Since inception[1]	6-months	1-year	5-year	10-year	Since inception[1]	4-30-10 as of
Class A	20.28	8.36	4.05	—	4.01	20.28	49.37	48.75	—	0.85
Class B	20.79	8.42	4.00	—	4.10	20.79	49.78	48.01	—	0.21
Class C	24.77	8.69	3.86	—	8.09	24.77	51.72	46.03	—	0.21
Class I2	27.12	9.93	—	6.53	9.69	27.12	60.55	—	67.63	1.29
Class R1[2,3]	26.07	9.08	4.25	—	9.27	26.07	54.45	51.65	—	0.81
Class R3[2,3]	26.12	9.18	4.35	—	9.25	26.12	55.14	53.10	—	0.38[4]
Class R4[2,3]	26.66	9.53	4.67	—	9.48	26.66	57.61	57.88	—	0.99
Class R5[2,3]	26.95	9.85	4.98	—	9.65	26.95	59.92	62.62	—	1.06

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Classes I, R1, R3, R4 and R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2011 for Class R1, Class R3, Class R4 and Class R5 shares. The net expenses are as follows: Class R1 — 1.63%, Class R3 — 1.53%, Class R4 — 1.23% and Class R5 — 0.93%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R1 — 2.85%, Class R3 — 2.80%, Class R4 — 1.83% and Class R5 — 2.04%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.21%, Class B —1.91%, Class C — 1.91% and Class I — 0.76%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 From March 1, 2002.

2 For certain types of investors, as described in the Fund’s Class I, R1, R3, R4 and R5 shares prospectuses.

3 October 5, 1992 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, R3, R4 and R5 shares is September 8, 2008. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R3, R4 and R5 shares, respectively.

4 The SEC yield for Class R3 would have been 0.16% without the effect of expense reimbursements and waivers.

6	Balanced Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Balanced Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

Class B3	4-30-00	$14,801	$14,801	$9,808	$18,643	$18,604

Class C3	4-30-00	14,603	14,603	9,808	18,643	18,604

Class I4	3-1-02	16,763	16,763	12,294	15,485	15,497

Class R1[4,5]	4-30-00	15,165	15,165	9,808	18,643	18,604

Class R3[4,5]	4-30-00	15,310	15,310	9,808	18,643	18,604

Class R4[4,5]	4-30-00	15,788	15,788	9,808	18,643	18,604

Class R5[4,5]	4-30-00	16,262	16,262	9,808	18,643	18,604

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of April 30, 2010. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Barclays Capital Government/Credit Bond Index — Index 3 — is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Effective December 9, 2009, the Fund replaced the Barclays Capital Government/Credit Index with the Barclays Capital U.S. Aggregate Bond Index, which better reflects the Fund’s investment strategy of investing in fixed-income securities.

3 No contingent deferred sales charge applicable.

4 For certain types of investors, as described in the Fund’s Class I, R1, R3, R4 and R5 shares prospectuses.

5 October 5, 1992 is the inception date for the oldest Class of shares, Class A shares. The inception date for Class R1, R3, R4 and R5 shares is September 8, 2008. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R3, R4 and R5 shares, respectively.

Semiannual report | Balanced Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,094.60	$5.97

Class B	1,000.00	1,091.00	9.59

Class C	1,000.00	1,090.90	9.59

Class I	1,000.00	1,096.90	3.95

Class R1	1,000.00	1,092.70	8.09

Class R3	1,000.00	1,092.50	7.94

Class R4	1,000.00	1,094.80	5.92

Class R5	1,000.00	1,096.50	4.21

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Balanced Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,019.10	$5.76

Class B	1,000.00	1,015.60	9.25

Class C	1,000.00	1,015.60	9.25

Class I	1,000.00	1,021.00	3.81

Class R1	1,000.00	1,017.10	7.80

Class R3	1,000.00	1,017.20	7.65

Class R4	1,000.00	1,019.10	5.71

Class R5	1,000.00	1,020.80	4.06

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.15%, 1.85%, 1.85%, 0.76%, 1.56%, 1.53%, 1.14% and 0.81% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Balanced Fund	9

Portfolio summary

Top 10 Holdings[1]

Suncor Energy, Inc.	2.5%	Bank of America Corp.	1.8%

Microsoft Corp.	2.4%	Barrick Gold Corp.	1.7%

Dell, Inc.	2.4%	QUALCOMM, Inc.	1.7%

U.S. Treasury Note, 1.75%, 8-15-12	2.2%	Intuit, Inc.	1.7%

Pfizer, Inc.	2.0%	Denbury Resources, Inc.	1.6%

Sector Composition[2,3]

Information Technology	15%	Industrials	6%

U.S. Government & Agency	15%	Health Care	6%

Financials	14%	Materials	6%

Consumer Discretionary	8%	Utilities	4%

Energy	8%	Telecommunication Services	2%

Consumer Staples	6%	Short-Term Investments & Other	10%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Balanced Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value

Common Stocks 57.46%		$675,745,413
(Cost $543,409,608)

Consumer Discretionary 6.75%		79,341,100

Automobiles 0.29%

Ford Motor Company (I)(L)	255,764	3,330,047

Diversified Consumer Services 0.98%

Apollo Group, Inc., Class A (I)	200,956	11,536,884

Hotels, Restaurants & Leisure 0.52%

McDonald’s Corp.	86,911	6,135,047

Household Durables 0.66%

Pulte Group, Inc. (I)(L)	594,876	7,786,927

Media 2.99%

News Corp., Class B (L)	562,290	10,003,139

Sirius XM Radio, Inc. (I)(L)	9,596,233	11,323,555

The Washington Post Company, Class B	13,450	6,821,302

Viacom, Inc., Class B (I)	197,653	6,983,080

Specialty Retail 1.31%

Advance Auto Parts, Inc.	101,740	4,588,474

Best Buy Company, Inc.	237,558	10,832,645

Consumer Staples 4.43%		52,141,729

Food & Staples Retailing 2.23%

The Kroger Company	490,231	10,897,835

Walgreen Company	435,274	15,299,881

Food Products 1.60%

Archer-Daniels-Midland Company	371,178	10,370,713

Bunge, Ltd. (L)	53,765	2,846,857

Ralcorp Holdings, Inc. (I)	84,374	5,615,090

Household Products 0.60%

Procter & Gamble Company	114,404	7,111,353

Energy 6.27%		73,727,581

Energy Equipment & Services 0.35%

Ensco International PLC, ADR	86,124	4,063,330

Oil, Gas & Consumable Fuels 5.92%

Canadian Natural Resources, Ltd.	48,472	3,729,436

Denbury Resources, Inc. (I)	1,000,900	19,167,235

OGX Petroleo e Gas Participacoes SA (I)	344,800	3,435,602

See notes to financial statements	Semiannual report | Balanced Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Southwestern Energy Company (I)	341,925	$13,567,584

Suncor Energy, Inc.	871,068	29,764,394

Financials 9.21%		108,313,850

Capital Markets 4.10%

Franklin Resources, Inc.	68,020	7,865,833

Lazard, Ltd., Class A	203,958	7,885,016

Morgan Stanley	155,771	4,707,400

State Street Corp.	97,285	4,231,898

The Charles Schwab Corp.	971,211	18,734,660

The Goldman Sachs Group, Inc.	32,813	4,764,448

Commercial Banks 0.60%

Wells Fargo & Company	214,664	7,107,525

Diversified Financial Services 2.24%

Bank of America Corp.	1,205,491	21,493,905

JPMorgan Chase & Company	113,113	4,816,352

Insurance 2.27%

ACE, Ltd.	135,446	7,204,373

Berkshire Hathaway, Inc., Class B (I)(L)	134,848	10,383,296

Prudential Financial, Inc.	143,473	9,119,144

Health Care 5.16%		60,685,214

Biotechnology 1.70%

Amgen, Inc. (I)	236,284	13,553,250

Cephalon, Inc. (I)(L)	101,203	6,497,233

Health Care Providers & Services 1.07%

Laboratory Corp. of America Holdings (I)	39,906	3,135,414

McKesson Corp.	145,064	9,401,598

Pharmaceuticals 2.39%

Abbott Laboratories	89,369	4,572,118

Pfizer, Inc.	1,360,158	22,741,842

Shire PLC, ADR (L)	11,904	783,759

Industrials 5.08%		59,771,647

Aerospace & Defense 0.31%

Honeywell International, Inc.	76,616	3,636,962

Commercial Services & Supplies 1.86%

Republic Services, Inc.	577,847	17,930,592

Waste Management, Inc.	115,663	4,011,193

Electrical Equipment 0.99%

ABB, Ltd., SADR (I)	399,067	7,646,124

Sensata Technologies Holding BV (I)	200,651	4,013,020

Industrial Conglomerates 0.91%

Tyco International, Ltd.	274,940	10,664,923

Machinery 0.53%

Deere & Company	104,813	6,269,914

12	Balanced Fund | Semiannual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels 0.00%

Brazil Ethanol, Inc. (I)(S)	111,100	$1,111

Professional Services 0.48%

Verisk Analytics, Inc., Class A (I)	199,779	5,597,808

Information Technology 13.89%		163,317,138

Communications Equipment 1.66%

QUALCOMM, Inc.	504,238	19,534,180

Computers & Peripherals 4.17%

Apple, Inc. (I)	55,265	14,430,797

Dell, Inc. (I)	1,714,818	27,745,755

EMC Corp. (I)	356,652	6,779,955

Electronic Equipment, Instruments & Components 0.93%

Corning, Inc.	569,327	10,959,545

Internet Software & Services 1.60%

eBay, Inc. (I)	540,714	12,874,400

Google, Inc., Class A (I)	11,344	5,960,591

IT Services 1.44%

Accenture PLC, Class A	158,985	6,938,105

Fiserv, Inc. (I)	195,166	9,971,031

Software 4.09%

Intuit, Inc. (I)(L)	539,675	19,514,648

Microsoft Corp.	936,743	28,608,131

Materials 4.22%		49,606,802

Chemicals 1.61%

Ecolab, Inc.	297,922	14,550,510

Monsanto Company	68,585	4,324,970

Containers & Packaging 0.57%

Owens-Illinois, Inc. (I)	189,555	6,717,829

Metals & Mining 2.04%

Avalon Rare Metals, Inc. (I)	192,000	487,655

Barrick Gold Corp.	454,678	19,801,227

Freeport-McMoRan Copper & Gold, Inc.	49,313	3,724,611

Telecommunication Services 0.67%		7,867,946

Wireless Telecommunication Services 0.67%

Vodafone Group PLC, SADR (L)	354,412	7,867,946

Utilities 1.78%		20,972,406

Gas Utilities 0.86%

EQT Corp.	232,298	10,102,640

Water Utilities 0.92%

American Water Works Company, Inc.	499,071	10,869,766

See notes to financial statements	Semiannual report | Balanced Fund	13

		Maturity
	Rate	date	Par value	Value

U.S. Government & Agency Obligations 14.13%				$166,150,762
(Cost $163,226,174)

U.S. Government 7.69%				90,452,412

U.S. Treasury,
Bond	6.000%	02-15-26	$2,500,000	3,011,328
Bond	4.500	08-15-39	5,000,000	4,975,000
Inflation Indexed Note TIPS (D)	2.500	07-15-16	2,146,440	2,386,238
Inflation Indexed Note TIPS (D)	2.000	01-15-14	16,421,860	17,588,075
Note	4.875	04-30-11	9,000,000	9,392,346
Note	3.625	08-15-19	1,870,000	1,872,921
Note	3.625	02-15-20	1,940,000	1,934,240
Note	3.375	11-15-19	2,900,000	2,839,509
Note	2.375	10-31-14	2,625,000	2,640,587
Note	2.375	02-28-15	2,810,000	2,811,770
Note	2.375	03-31-16	16,000,000	15,631,248
Note	1.750	08-15-12	25,000,000	25,369,150

U.S. Government Agency 6.44%				75,698,350
Federal Farm Credit Bank	3.000	12-22-14	3,000,000	3,021,330

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	4.500	01-01-23	2,310,414	2,406,441

Federal National Mortgage Association,
15 Yr Pass Thru Ctf	7.000	07-01-11	9,575	9,830
15 Yr Pass Thru Ctf	6.500	08-01-16	15,957	17,265
15 Yr Pass Thru Ctf	5.500	08-01-22	2,700,970	2,893,414
15 Yr Pass Thru Ctf	5.500	01-01-23	2,815,353	3,014,188
15 Yr Pass Thru Ctf	5.000	03-01-23	1,777,951	1,878,655
15 Yr Pass Thru Ctf	4.500	12-01-17	289,990	306,517
15 Yr Pass Thru Ctf	4.500	03-01-23	3,355,908	3,491,586
15 Yr Pass Thru Ctf	4.000	07-01-24	5,287,593	5,395,617
15 Yr Pass Thru Ctf	3.000	10-29-14	5,000,000	5,037,640
30 Yr Pass Thru Ctf	8.000	01-01-31	7,631	8,463
30 Yr Pass Thru Ctf	7.500	04-01-31	8,650	9,499
30 Yr Pass Thru Ctf	7.000	06-01-31	7,917	8,815
30 Yr Pass Thru Ctf	7.000	06-01-32	3,988	4,430
30 Yr Pass Thru Ctf (P)	4.897	12-01-38	594,867	628,506
30 Yr Pass Thru Ctf	2.750	03-13-14	9,000,000	9,191,646
30 Yr Pass Thru Ctf (B)	5.000	TBA	4,645,000	4,807,575
Note	6.000	05-15-11	1,500,000	1,584,261
Note	5.125	04-15-11	1,000,000	1,043,874
Note	5.000	01-01-23	1,407,702	1,487,435
Note	5.000	03-01-23	3,328,541	3,517,071
Note	2.050	01-28-13	10,000,000	10,010,040

Financing Corp.,
Bond	9.650	11-02-18	1,790,000	2,498,718

Government National Mortgage Association,
15 Yr Pass Thru Ctf	5.500	08-15-23	4,627,131	4,972,539
30 Yr Pass Thru Ctf	9.000	04-15-21	1,701	1,905
30 Yr Pass Thru Ctf	6.500	04-15-29	116,584	128,482
30 Yr Pass Thru Ctf	5.500	07-20-38	2,029,944	2,154,278
30 Yr Pass Thru Ctf	5.500	09-15-38	5,019,256	5,337,273

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	756,191	831,057

14	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 16.31%				$191,813,937
(Cost $175,029,576)

Consumer Discretionary 1.33%				15,595,733

Auto Components 0.09%

Allison Transmission, Inc. (S)	11.000%	11-01-15	$1,000,000	1,080,000

Hotels, Restaurants & Leisure 0.08%

Isle of Capri Casinos, Inc.	7.000	03-01-14	1,000,000	925,000

Household Durables 0.09%

Whirlpool Corp.	8.000	05-01-12	1,000,000	1,097,319

Leisure Equipment & Products 0.10%

Hasbro, Inc.	6.125	05-15-14	1,000,000	1,110,102

Media 0.82%

Comcast Cable Communications Holdings, Inc.	8.375	03-15-13	729,000	846,755

DirecTV Holdings LLC	7.625	05-15-16	2,000,000	2,232,500

Time Warner Cable, Inc.	6.750	07-01-18	4,000,000	4,535,104

Viacom, Inc.	7.875	07-30-30	1,770,000	2,009,000

Multiline Retail 0.10%

Macy’s Retail Holdings, Inc.	8.875	07-15-15	1,000,000	1,147,500

Specialty Retail 0.05%

Staples, Inc.	9.750	01-15-14	500,000	612,453

Consumer Staples 1.84%				21,688,484

Beverages 0.60%

Anheuser-Busch InBev Worldwide, Inc. (S)	7.200	01-15-14	5,000,000	5,755,555

PepsiCo, Inc.	7.900	11-01-18	1,000,000	1,261,399

Food Products 0.37%

Kraft Foods, Inc.	6.125	08-23-18	4,000,000	4,413,700

Household Products 0.55%

Clorox Company	5.000	03-01-13	5,000,000	5,417,820

Yankee Acquisition Corp.	8.500	02-15-15	1,000,000	1,037,500

Tobacco 0.32%

Altria Group, Inc.	8.500	11-10-13	3,235,000	3,802,510

Energy 1.70%				20,017,747

Energy Equipment & Services 0.31%

MidAmerican Energy Holdings Company	8.480	09-15-28	2,000,000	2,513,696

NGPL Pipeco LLC (S)	7.119	12-15-17	1,000,000	1,136,704

Oil, Gas & Consumable Fuels 1.39%

Duke Capital LLC	5.668	08-15-14	5,000,000	5,419,640

Kinder Morgan Energy Partners LP	5.950	02-15-18	5,000,000	5,468,670

Marathon Oil Canada Corp.	8.375	05-01-12	1,000,000	1,123,419

Plains All American Pipeline LP	4.250	09-01-12	2,000,000	2,088,886

Shell International Finance BV	6.375	12-15-38	2,000,000	2,266,732

See notes to financial statements	Semiannual report | Balanced Fund	15

		Maturity
	Rate	date	Par value	Value
Financials 4.68%				$55,062,632

Capital Markets 0.80%

Macquarie Group, Ltd. (S)	6.000%	01-14-20	$3,000,000	3,063,549

Morgan Stanley	6.000	04-28-15	5,000,000	5,342,970

The Goldman Sachs Group, Inc.	6.750	10-01-37	1,000,000	969,616

Commercial Banks 1.55%

Australia & New Zealand Banking Group, Ltd. (S)	5.100	01-13-20	2,160,000	2,204,550

Barclays Bank PLC	5.125	01-08-20	3,000,000	2,999,868

Commonwealth Bank of Australia (S)	5.000	03-19-20	2,725,000	2,760,668

Credit Suisse New York	5.300	08-13-19	3,000,000	3,138,381

PNC Funding Corp.	4.250	09-21-15	2,000,000	2,068,536

Westpac Banking Corp.	4.875	11-19-19	5,000,000	5,077,690

Consumer Finance 0.27%

Capital One Financial Corp.	7.375	05-23-14	1,000,000	1,155,764

SLM Corp.	8.450	06-15-18	2,000,000	1,998,424

Diversified Financial Services 0.87%

Bear Stearns Companies LLC	7.250	02-01-18	1,000,000	1,153,617

Bear Stearns Companies LLC	6.400	10-02-17	2,000,000	2,212,638

Beaver Valley Funding	9.000	06-01-17	795,000	875,041

ERAC USA Finance Company (S)	6.375	10-15-17	700,000	781,805

GE Capital Trust I,
(6.375% to 11-15-2017, then 3 month LIBOR
+ 2.2896%)	6.375	11-15-67	1,000,000	957,500

General Electric Capital Corp., Series A	6.125	02-22-11	1,000,000	1,041,849

JPMorgan Chase & Company	4.650	06-01-14	2,000,000	2,129,454

Merrill Lynch & Company, Inc.	7.750	05-14-38	1,000,000	1,100,658

Insurance 0.78%

Aflac, Inc.	8.500	05-15-19	1,500,000	1,837,739

American International Group, Inc., MTN	5.850	01-16-18	2,000,000	1,861,706

CNA Financial Corp.	6.500	08-15-16	1,675,000	1,731,689

Prudential Financial, Inc., Series D	5.150	01-15-13	3,500,000	3,725,512

Real Estate Investment Trusts 0.41%

AMB Property LP	6.625	12-01-19	1,000,000	1,068,442

Vornado Realty Trust	4.250	04-01-15	3,805,000	3,804,966

Health Care 0.92%				10,791,642

Health Care Equipment & Supplies 0.04%

Covidien International Finance SA	6.000	10-15-17	380,000	421,256

Health Care Providers & Services 0.29%

Express Scripts, Inc.	6.250	06-15-14	3,000,000	3,364,476

Pharmaceuticals 0.59%

Abbott Laboratories	5.600	11-30-17	1,000,000	1,124,469

Roche Holdings, Inc. (S)	5.000	03-01-14	2,250,000	2,453,191

Schering-Plough Corp.	6.000	09-15-17	3,000,000	3,428,250

Industrials 1.09%				12,822,027

Airlines 0.15%

Delta Air Lines, Inc.	6.821	08-10-22	1,685,395	1,723,316

16	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Industrial Conglomerates 0.46%

Koninklijke (Royal) Philips Electronics N.V.	5.750%	03-11-18	$5,000,000	$5,485,025

Road & Rail 0.28%

Burlington Northern Santa Fe Corp.	5.750	03-15-18	2,000,000	2,179,650

Union Pacific Corp.	5.750	11-15-17	1,000,000	1,087,822

Trading Companies & Distributors 0.20%

GATX Corp.	8.750	05-15-14	2,000,000	2,346,214

Information Technology 0.69%				8,089,156

Computers & Peripherals 0.46%

Hewlett-Packard Company	4.500	03-01-13	5,000,000	5,385,250

IT Services 0.23%

International Business Machines Corp.	8.000	10-15-38	2,000,000	2,703,906

Materials 1.68%				19,792,799

Chemicals 0.65%

E.I. Du Pont de Nemours & Company	5.875	01-15-14	2,000,000	2,242,042

Ecolab, Inc.	4.875	02-15-15	5,000,000	5,377,275

Metals & Mining 0.63%

ArcelorMittal	9.850	06-01-19	2,000,000	2,604,540

Commercial Metals Company	7.350	08-15-18	2,500,000	2,657,038

Nucor Corp.	5.000	06-01-13	2,000,000	2,165,592

Paper & Forest Products 0.40%

International Paper Company	7.950	06-15-18	4,000,000	4,746,312

Telecommunication Services 0.75%				8,765,888

Diversified Telecommunication Services 0.56%

Telecom Italia Capital SA	6.175	06-18-14	1,000,000	1,074,294

Verizon Communications, Inc.	5.550	02-15-16	5,000,000	5,506,695

Wireless Telecommunication Services 0.19%

America Movil SAB de CV (S)	5.000	03-30-20	2,170,000	2,184,899

Utilities 1.63%				19,187,829

Electric Utilities 0.83%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	2,000,000	1,983,990

Appalachian Power Company	4.950	02-01-15	3,000,000	3,169,350

Duke Energy Carolinas LLC	5.250	01-15-18	1,000,000	1,064,239

Florida Power Corp.	5.800	09-15-17	1,205,000	1,337,114

Kansas City Power & Light Company	6.500	11-15-11	1,000,000	1,068,514

Oncor Electric Delivery Company	5.950	09-01-13	1,000,000	1,097,920

Gas Utilities 0.10%

EQT Corp.	8.125	06-01-19	1,000,000	1,212,517

Independent Power Producers & Energy Traders 0.14%

AES Eastern Energy LP	9.000	01-02-17	1,602,025	1,646,241

Multi-Utilities 0.56%

Pacific Gas & Electric Company	5.625	11-30-17	5,000,000	5,470,980

Sempra Energy	6.500	06-01-16	1,000,000	1,136,964

See notes to financial statements	Semiannual report | Balanced Fund	17

		Maturity
	Rate	date	Par value	Value

Collateralized Mortgage Obligations 1.69%				$19,861,830
(Cost $19,021,555)

Collateralized Mortgage Obligations 1.69%				19,861,830
Commercial Mortgage Pass
Through Certificates,
Series 2007-C9, Class A4 (P)	5.819%	12-10-49	$3,000,000	3,086,171

Federal Home Loan Mortgage Corp.,
Series 3545, Class PA	4.000	06-15-39	2,279,224	2,342,956

Federal National Mortgage Association,
Series 2009-50, Class GI IO	5.000	05-25-39	11,379,816	2,030,980
Series 398, Class C3 IO	4.500	05-25-39	6,684,178	1,715,330
Series 402, Class 4 IO	4.000	10-25-39	11,592,228	2,647,442

JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2007-CB18, Class A4	5.440	06-12-47	2,000,000	1,977,179

LB–UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3	5.430	02-15-40	2,195,000	2,143,016

Morgan Stanley Capital I,
Series 2007-IQ15, Class A4 (P)	6.076	06-11-49	3,000,000	3,022,755

Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1 (P)	5.886	09-25-36	1,071,826	896,001

Asset Backed Securities 0.50%				$5,936,530

(Cost $5,999,919)

Asset Backed Securities 0.50%				5,936,530
BMW Vehicle Lease Trust,
Series 2009-1, Class A3	2.910%	03-15-12	$5,000,000	5,080,873

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04-25-37	1,000,000	855,657

Warrants 0.01%				$90,307

(Cost $179,272)

Materials 0.01%				90,307

Containers & Packaging 0.01%

Boise, Inc. (Expiration date 06-18-11; strike price $7.50) (I)			$70,816	54,599

Metals & Mining 0.00%

Avalon Rare Metals, Inc. (Expiration date 09-17-11; strike price
CAD 3.00) (I)			96,000	35,708

		Maturity
	Yield*	date	Par value	Value
Short-Term Investments 15.41%				$181,175,724

(Cost $181,162,457)

Short-Term Securities 9.98%				$117,387,914
Federal Home Loan Bank Discount Note	0.060%	05-03-10	$67,400,000	67,399,775

U.S. Treasury Bill	0.010	07-01-10	50,000,000	49,988,139

			Shares	Value
Securities Lending Collateral 5.43%				63,787,810
John Hancock Collateral Investment Trust (W)	0.2377% (Y)		6,373,618	63,787,810

18	Balanced Fund | Semiannual report	See notes to financial statements

Total investments (Cost $1,088,028,561)† 105.51%	$1,240,774,503

Other assets and liabilities, net (5.51%)	($64,832,099)

Total net assets 100.00%	$1,175,942,404

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollars

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

MTN Medium-Term Note

SADR Sponsored American Depositary Receipts

TIPS Treasury Inflation Protected Security

(B) Security purchased on a forward commitment.

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2010.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of April 30, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,133,058,270. Net unrealized appreciation aggregated $107,716,233, of which $162,019,730 related to appreciated investment securities and $54,303,497 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Balanced Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,024,254,018)
including $61,245,071 of securities loaned (Note 2)	$1,176,986,693
Investments in affiliated issuers, at value (Cost $63,774,543) (Note 2)	63,787,810

Total investments, at value (Cost $1,088,028,561)	1,240,774,503
Cash	36,094
Receivable for investments sold	12,560,601
Receivable for fund shares sold	5,084,303
Dividends and interest receivable	4,224,194
Receivable for securities lending income	8,105
Other assets	98,931

Total assets	1,262,786,731

Liabilities

Payable for investments purchased	15,451,853
Payable for delayed delivery securities purchased	4,749,512
Payable for fund shares repurchased	2,371,188
Payable upon return of securities loaned (Note 2)	63,779,966
Payable to affiliates
Accounting and legal services fees	13,218
Transfer agent fees	75,455
Distribution and service fees	322,910
Trustees’ fees	21,931
Other liabilities and accrued expenses	58,294

Total liabilities	86,844,327

Net assets

Capital paid-in	$1,157,867,869
Accumulated distributions in excess of net investment income	(786,123)
Accumulated net realized loss on investments and foreign
currency transactions	(133,890,215)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	152,750,873

Net assets	$1,175,942,404

20	Balanced Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($662,956,847 ÷ 45,020,517 shares)	$14.73
Class B ($72,425,523 ÷ 4,924,345 shares)[1]	$14.71
Class C ($336,227,124 ÷ 22,848,008 shares)[1]	$14.72
Class I ($99,074,479 ÷ 6,725,788 shares)	$14.73
Class R1 ($403,461 ÷ 27,313 shares)	$14.77
Class R3 ($728,483 ÷ 49,345 shares)	$14.76
Class R4 ($1,123,801 ÷ 76,104 shares)	$14.77
Class R5 ($3,002,686 ÷ 203,450 shares)	$14.76

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.51

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred salescharge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price isreduced.

See notes to financial statements	Semiannual report | Balanced Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,183,653
Dividends	3,564,143
Securitieslending	42,946
Less foreign taxes withheld	(58,679)

Total investment income	11,732,063

Expenses

Investment management fees (Note 4)	3,259,748
Distribution and service fees (Note 4)	2,760,611
Accounting and legal services fees (Note 4)	87,979
Transfer agent fees (Note 4)	850,731
Trustees’ fees (Note 4)	41,031
State registration fees	70,425
Printing and postage fees	90,316
Professional fees	42,497
Custodian fees	89,169
Registration and filing fees	11,823
Other	133,122

Total expenses	7,437,452
Less expense reductions (Note 4)	(102,475)

Net expenses	7,334,977

Net investment income	4,397,086

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	37,522,257
Investments in affiliated issuers	(6,420)
Foreign currency transactions	(134,363)
37,381,474
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	54,625,433
Investments in affiliated issuers	(9,890)
Translation of assets and liabilities in foreign currencies	(2,631)
54,612,912
Net realized and unrealized gain	91,994,386

Increase in net assets from operations	$96,391,472

22	Balanced Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month period	Year
	ended 4-30-10	ended
	(unaudited)	10-31-09

Increase (decrease) in netassets

From operations
Net investment income	$4,397,086	$10,977,080
Net realized gain (loss)	37,381,474	(86,712,290)
Change in net unrealized appreciation (depreciation)	54,612,912	236,919,944

Increase in net assets resulting from operations	96,391,472	161,184,734

Distributions to shareholders
From net investment income
Class A	(3,850,529)	(8,489,602)
Class B	(181,468)	(532,855)
Class C	(832,750)	(2,257,788)
Class I	(782,629)	(1,793,857)
Class R	—	(188)
Class R1	(1,354)	(1,246)
Class R2	—	(2,467)
Class R3	(2,404)	(469)
Class R4	(6,101)	(7,282)
Class R5	(26,081)	(1,428)

Total distributions	(5,683,316)	(13,087,182)

From Fund share transactions (Note 5)	82,906,539	149,065,806

Total increase	173,614,695	297,163,358

Net assets

Beginning of period	1,002,327,709	705,164,351
End of period	$1,175,942,404	$1,002,327,709
Undistributed (accumulated distributions in excess of)
net investment income	($786,123)	$500,107

See notes to financial statements	Semiannual report | Balanced Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$13.54	$11.33	$15.67	$13.39	$12.60	$11.67	$11.15
Net investment income[4]	0.07	0.18	0.19	0.25	0.18	0.13	0.19
Net realized and unrealized gain
(loss) on investments	1.21	2.25	(4.36)	2.86	1.54	1.41	0.56
Total from
investment operations	1.28	2.43	(4.17)	3.11	1.72	1.54	0.75
Less distributions
From net investment income	(0.09)	(0.22)	(0.17)	(0.24)	(0.20)	(0.16)	(0.23)
From net realized gain	—	—	—	(0.59)	(0.73)	(0.45)	—
Total distributions	(0.09)	(0.22)	(0.17)	(0.83)	(0.93)	(0.61)	(0.23)
Net asset value, end of period	$14.73	$13.54	$11.33	$15.67	$13.39	$12.60	$11.67
Total return (%)[5,6]	9.46[7]	21.72	(26.84)[7]	23.45	13.75	13.36	6.78

Ratios and supplemental data

Net assets, end of period
(in millions)	$663	$579	$427	$241	$111	$92	$86
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.18[8]	1.22	1.18[8]	1.22	1.28	1.37	1.39
Expenses net of fee waivers	1.15[8]	1.21	1.17[8]	1.21	1.28	1.35	1.35
Expenses net of fee waivers
and credits	1.15[8]	1.21	1.17[8]	1.21	1.28	1.35	1.35
Net investment income	1.01[8]	1.54	1.58[8]	1.68	1.35	1.13	1.72
Portfolio turnover (%)	35	78[9]	95	43	60	88	56

1 Semiannual period from 11-1-09 to 4-30-10.Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

24	Balanced Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$13.52	$11.31	$15.66	$13.39	$12.60	$11.67	$11.15
Net investment income[4]	0.02	0.10	0.10	0.15	0.09	0.05	0.11
Net realized and unrealized gain
(loss) on investments	1.21	2.25	(4.36)	2.85	1.54	1.41	0.56
Total from
investment operations	1.23	2.35	(4.26)	3.00	1.63	1.46	0.67
Less distributions
From net investment income	(0.04)	(0.14)	(0.09)	(0.14)	(0.11)	(0.08)	(0.15)
From net realized gain	—	—	—	(0.59)	(0.73)	(0.45)	—
Total distributions	(0.04)	(0.14)	(0.09)	(0.73)	(0.84)	(0.53)	(0.15)
Net asset value, end of period	$14.71	$13.52	$11.31	$15.66	$13.39	$12.60	$11.67
Total return (%)[5,6]	9.10[7]	20.93	(27.31)[7]	22.54	12.97	12.59	6.05

Ratios and supplemental data

Net assets, end of period
(in millions)	$72	$60	$42	$37	$27	$27	$27
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.87[8]	1.91	1.88[8]	1.91	1.97	2.07	2.08
Expenses net of fee waivers	1.85[8]	1.91	1.87[8]	1.91	1.97	2.05	2.04
Expenses net of fee waivers
and credits	1.85[8]	1.91	1.87[8]	1.91	1.97	2.05	2.04
Net investment income	0.34[8]	0.85	0.88[8]	0.98	0.66	0.43	1.03
Portfolio turnover (%)	35	78[9]	95	43	60	88	56

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Balanced Fund	25

CLASS C SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$13.53	$11.32	$15.67	$13.39	$12.60	$11.67	$11.15
Net investment income[4]	0.02	0.10	0.10	0.15	0.09	0.05	0.11
Net realized and unrealized gain
(loss) on investments	1.21	2.25	(4.36)	2.86	1.54	1.41	0.56
Total from
investment operations	1.23	2.35	(4.26)	3.01	1.63	1.46	0.67
Less distributions
From net investment income	(0.04)	(0.14)	(0.09)	(0.14)	(0.11)	(0.08)	(0.15)
From net realized gain	—	—	—	(0.59)	(0.73)	(0.45)	—
Total distributions	(0.04)	(0.14)	(0.09)	(0.73)	(0.84)	(0.53)	(0.15)
Net asset value, end of period	$14.72	$13.53	$11.32	$15.67	$13.39	$12.60	$11.67
Total return (%)[5,6]	9.09[7]	20.91	(27.30)[7]	22.60	12.96	12.59	6.04

Ratios and supplemental data
Net assets, end of period
(in millions)	$336	$270	$162	$49	$10	$6	$5
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.87[8]	1.92	1.88[8]	1.91	1.97	2.07	2.09
Expenses net of fee waivers	1.85[8]	1.92	1.87[8]	1.91	1.97	2.05	2.05
Expenses net of fee waivers
and credits	1.85[8]	1.92	1.87[8]	1.91	1.97	2.05	2.05
Net investment income	0.31[8]	0.83	0.88[8]	0.96	0.64	0.43	1.00
Portfolio turnover (%)	35	78[9]	95	43	60	88	56

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

26	Balanced Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$13.54	$11.33	$15.67	$13.40	$12.61	$11.67	$11.15
Net investment income[4]	0.10	0.23	0.24	0.32	0.24	0.19	0.25
Net realized and unrealized gain
(loss) on investments	1.21	2.25	(4.36)	2.85	1.54	1.43	0.55
Total from
investment operations	1.31	2.48	(4.12)	3.17	1.78	1.62	0.80
Less distributions
From net investment income	(0.12)	(0.27)	(0.22)	(0.31)	(0.26)	(0.23)	(0.28)
From net realized gain	—	—	—	(0.59)	(0.73)	(0.45)	—
Total distributions	(0.12)	(0.27)	(0.22)	(0.90)	(0.99)	(0.68)	(0.28)
Net asset value, end of period	$14.73	$13.54	$11.33	$15.67	$13.40	$12.61	$11.67
Total return (%)[5,6]	9.69[7]	22.23	(26.60)[7]	23.89	14.29	14.02	7.31

Ratios and supplemental data

Net assets, end of period
(in millions)	$99	$92	$74	$30	$4	$7	$6
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.76[8]	0.79	0.75[8]	0.77	0.80	0.84	0.83
Expenses net of fee waivers	0.76[8]	0.79	0.75[8]	0.77	0.80	0.84	0.83
Expenses net of fee waivers
andcredits	0.76[8]	0.79	0.75[8]	0.77	0.80	0.84	0.83
Net investment income	1.42[8]	1.98	2.01[8]	2.06	1.81	1.63	2.25
Portfolio turnover (%)	35	78[9]	95	43	60	88	56

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Balanced Fund	27

CLASS R1 SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2,3]

Per share operating performance

Net asset value, beginning of period	$13.57	$11.35	$14.24
Net investment income[4]	0.04	0.12	0.01
Net realized and unrealized gain (loss) on investments	1.22	2.27	(2.86)
Total from investment operations	1.26	2.39	(2.85)
Less distributions
From net investment income	(0.06)	(0.17)	(0.04)
Net asset value, end of period	$14.77	$13.57	$11.35
Total return (%)[5]	9.27[6]	21.23[7]	(20.06)[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[9]	2.88	1.59[9]
Expenses net of fee waivers	1.56[9]	1.63	1.59[9]
Expenses net of fee waivers and credits	1.56[9]	1.63	1.59[9]
Net investment income	0.59[9]	0.94	0.59[9]
Portfolio turnover (%)	35	78[10]	95

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 9-8-08 (inception date) to 10-31-08.

3 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Less than $500,000.

9 Annualized.

10 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS R3 SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2,3]

Per share operating performance

Net asset value, end of period	$13.57	$11.35	$14.24
Net investment income[4]	0.04	0.13	0.01
Net realized and unrealized gain (loss) on investments	1.21	2.27	(2.86)
Total from investment operations	1.25	2.40	(2.85)
Less distributions
From net investment income	(0.06)	(0.18)	(0.04)
Net asset value, end of period	$14.76	$13.57	$11.35
Total return (%)[5,6]	9.25[7]	21.36	(20.04)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58[9]	2.83	1.50[9]
Expenses net of fee waivers	1.53[9]	1.51	1.50[9]
Expenses net of fee waivers and credits	1.53[9]	1.51	1.50[9]
Net investment income	0.61[9]	1.01	0.68[9]
Portfolio turnover (%)	35	78[10]	95

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 9-8-08 (inception date) to 10-31-08.

3 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

28	Balanced Fund | Semiannual report	See notes to financial statements

CLASS R4 SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2,3]

Per share operating performance

Net asset value, beginning of period	$13.57	$11.34	$14.24
Net investment income[4]	0.07	0.10	0.01
Net realized and unrealized gain (loss) on investments	1.21	2.34	(2.85)
Total from investment operations	1.28	2.44	(2.84)
Less distributions
From net investment income	(0.08)	(0.21)	(0.06)
Net asset value, end of period	$14.77	$13.57	$11.34
Total return (%)[5,6]	9.48[7]	21.81	(20.04)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[9]	1.86	1.22[9]
Expenses net of fee waivers	1.14[9]	1.23	1.22[9]
Expenses net of fee waivers and credits	1.14[9]	1.23	1.22[9]
Net investment income	1.03[9]	1.40	0.96[9]
Portfolio turnover (%)	35	78[10]	95

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 9-8-08 (inception date) to 10-31-08.

3 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS R5 SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2,3]

Per share operating performance

Net asset value, beginning of period	$13.56	$11.34	$14.24
Net investment income[4]	0.09	0.23	0.02
Net realized and unrealized gain (loss) on investments	1.21	2.24	(2.85)
Total from investment operations	1.30	2.47	(2.83)
Less distributions
From net investment income	(0.10)	(0.25)	(0.07)
Net asset value, end of period	$14.76	$13.56	$11.34
Total return (%)[5,6]	9.65[7]	22.09	(19.98)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[9]	2.07	0.94[9]
Expenses net of fee waivers	0.81[9]	0.92	0.94[9]
Expenses net of fee waivers and credits	0.81[9]	0.92	0.94[9]
Net investment income	1.23[9]	1.75	1.25[9]
Portfolio turnover (%)	35	78[10]	95

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 9-8-08 (inception date) to 10-31-08.

3 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Balanced Fund	29

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Balanced Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek current income, long-term growth of capital and income and preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Class R shares were converted to Class R1 shares and Class R2 shares were converted to Class A shares on August 21, 2009.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30	Balanced Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	4-30-10	QUOTED PRICE	INPUTS	INPUTS

Corporate Bonds &
Warrants	$191,813,937	—	$191,813,937	—
U.S. Government &
Agency Obligations	166,150,762	—	166,150,762	—
Collateralized Mortgage
Obligations	19,861,830	—	19,861,830	—
Asset Backed Securities	5,936,530	—	5,936,530	—

Common Stocks
Consumer Discretionary	79,341,100	$79,341,100	—	—
Consumer Staples	52,141,729	52,141,729	—	—
Energy	73,727,581	73,727,581	—	—
Financials	108,313,850	108,313,850	—	—
Health Care	60,685,214	60,685,214	—	—
Industrials	59,771,647	59,770,536	—	$1,111
Information Technology	163,317,138	163,317,138	—	—
Materials	49,697,109	49,661,401	35,708	—
Telecommunication
Services	7,867,946	7,867,946	—	—
Utilities	20,972,406	20,972,406	—	—

Short-Term Investments	181,175,724	63,787,810	117,387,914	—

Total investments in
securities	$1,240,774,503	$739,586,711	$501,186,681	$1,111

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		COLLATERALIZED
	ASSET BACKED	MORTGAGE
	SECURITIES	OBLIGATIONS	INDUSTRIALS	TOTAL

Balance as of 10-31-09	$750,000	$2,591,996	$1,111	$3,343,107
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	2,626,148	—	2,626,148
Change in unrealized
appreciation (depreciation)	—	(2,285,392)	—	(2,285,392)
Net purchases (sales)	—	(2,932,752)	—	(2,932,752)
Transfers in and/or out of	(750,000)	—	—	(750,000)
Level 3

Balance as of 4/30/10	—	—	$1,111	$1,111

During the six months ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service,

Semiannual report | Balanced Fund	31

which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

When-issued/delayed delivery securities. The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Funds’ net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Funds until payment takes place. At the time that the Funds enter into this type of transaction, the Funds are required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the

32	Balanced Fund | Semiannual report

Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Balanced Fund	33

For federal income tax purposes, the Fund has a capital loss carryforward of $126,555,869 available to offset future net realized capital gains. The loss carryforward expires as follows: October 31, 2016 — $41,924,005 and October 31, 2017 — $84,631,864.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to passive foreign investment companies and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net assets; and (b) 0.55% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

34	Balanced Fund | Semiannual report

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.63%, 1.53%, 1.23%, and 0.93% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation, short dividend, underlying fee and extraordinary expenses. These expense limitations shall remain in effect until February 28, 2011, and thereafter until terminated by the Adviser. In addition, the Adviser voluntarily waived certain other expenses.

Accordingly, these expense reductions amounted to $64,651, $6,846, $30,846 and $132 for Class A, Class B, Class C and Class R3 shares, respectively, for the six months ended April 30, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense wasincurred. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services.

The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,505,419 for the six months ended April 30, 2010. Of this amount, $227,009 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,272,610 was paid as sales commissions to broker-dealers and $5,800 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2010, CDSCs received by the Distributor amounted to $77,284 and $25,348 for Class B and Class C shares, respectively.

Semiannual report | Balanced Fund	35

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the six months ended April 30, 2010 were:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$926,244	$522,000
Class B	328,580	52,977
Class C	1,500,279	240,765
Class I	—	32,527
Class R1	1,342	247
Class R3	1,719	678
Class R4	1,791	580
Class R5	656	957
Total	$2,760,611	$850,731

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six-month period ended April 30, 2010 and for the year ended October 31, 2009 were as follows:

	For the six-month
	period ended 4-30-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	8,261,635	$117,570,207	18,442,502	$224,595,056
Exchanged from Class R2	—	—	43,463	580,884
Distributions reinvested	254,003	3,602,163	656,907	7,833,950
Repurchased	(6,243,895)	(88,713,961)	(14,080,007)	(166,661,891)
Net increase	2,271,743	$32,458,409	5,062,865	$66,347,999

Class B shares

Sold	914,257	$12,999,439	1,818,931	$22,228,590
Distributions reinvested	10,549	149,602	37,345	441,238
Repurchased	(453,757)	(6,442,693)	(1,120,397)	(13,147,596)
Net increase	471,049	$6,706,348	735,879	$9,522,232

36	Balanced Fund | Semiannual report

	For the six-month
	period ended 4-30-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class C shares

Sold	4,820,763	$68,542,461	9,450,015	$114,125,425
Distributions reinvested	43,958	623,636	154,655	1,830,440
Repurchased	(1,954,855)	(27,826,151)	(3,964,713)	(46,841,838)
Net increase	2,909,866	$41,339,946	5,639,957	$69,114,027

Class I shares

Sold	1,160,650	$16,486,012	2,985,503	$35,760,605
Distributions reinvested	27,042	383,440	80,017	947,678
Repurchased	(1,231,763)	(17,525,422)	(2,843,355)	(34,092,495)
Net increase (decrease)	(44,071)	($655,970)	222,165	$2,615,788

Class R shares

Sold	—	—	1,131	$13,676
Exchanged for Class R1	—	—	(2,906)	(38,936)
Distributions reinvested	—	—	16	188
Repurchased	—	—	(1)	(11)
Net decrease	—	—	(1,760)	($25,083)

Class R1 shares

Sold	25,034	$363,476	41,674	$503,542
Exchanged from Class R	—	—	2,907	38,936
Distributions reinvested	95	1,354	93	1,246
Repurchased	(22,113)	(324,260)	(22,138)	(282,766)
Net increase	3,016	$40,570	22,536	$260,958

Class R2 shares

Sold	—	—	42,362	$485,128
Exchanged for Class A	—	—	(43,378)	(580,884)
Distributions reinvested	—	—	209	2,467
Repurchased	—	—	(955)	(12,121)
Net decrease	—	—	(1,762)	($105,410)

Class R3 shares

Sold	21,491	$304,033	30,570	$423,559
Distributions reinvested	169	2,404	38	469
Repurchased	(4,188)	(60,634)	(496)	(6,995)
Net increase	17,472	$245,803	30,112	$417,033

Class R4 shares

Sold	6,489	$93,279	71,759	$815,703
Distributions reinvested	429	6,101	558	7,282
Repurchased	(3,813)	(55,105)	(1,081)	(13,847)
Net increase	3,105	$44,275	71,236	$809,138

Class R5 shares

Sold	305,389	$4,322,024	9,508	$117,693
Distributions reinvested	1,843	26,081	112	1,428
Repurchased	(114,429)	(1,620,947)	(737)	(9,997)
Net increase	192,803	$2,727,158	8,883	$109,124

Net increase	5,824,983	$82,906,539	11,790,111	$149,065,806

Semiannual report | Balanced Fund	37

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $365,531,879 and $338,944,688, respectively, for the six months ended April 30, 2010. Purchases and sales of U.S. Treasury obligations aggregated $19,991,670 and $14,458,069, respectively, for the six months ended April 30, 2010.

38	Balanced Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

* Member of the Audit Committee
† Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Balanced Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.	360SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

John Hancock
MUTUAL FUNDS

John Hancock
Large Cap Equity Fund

Semiannual Report
4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	31.61	10.66	1.53	—	8.59	31.61	65.94	16.41	—
Class B	32.58	10.71	1.43	—	8.94	32.58	66.33	15.30	—
Class C	36.58	10.98	1.30	—	12.94	36.58	68.33	13.84	—
Class I1	39.10	12.28	—	3.17[3]	14.56	39.10	78.48	—	33.16[3]
Class R1[1,2]	38.03	11.35	1.66	—	14.16	38.03	71.21	17.92	—
Class R3[1,2]	38.10	11.45	1.76	—	14.16	38.10	71.99	19.05	—
Class R4[1,2]	38.47	11.78	2.06	—	14.29	38.47	74.51	22.63	—
Class R5[1,2]	38.90	12.12	2.37	—	14.47	38.90	77.15	26.37	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.22%, Class B — 1.97%, Class C — 1.97%, Class I — 0.81%, Class R1 — 1.61%, Class R3 — 1.51%, Class R4 — 1.21% and Class R5 — 0.91%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.

2 September 30, 1984 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 is May 22, 2009. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

3 From March 1, 2001.

6	Large Cap Equity Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Large Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	4-30-00	$11,530	$11,530	$9,808

Class C2	4-30-00	11,384	11,384	9,808

Class I3	3-1-01	13,316	13,316	11,364

Class R1[3,4]	4-30-00	11,792	11,792	9,808

Class R3[3,4]	4-30-00	11,905	11,905	9,808

Class R4[3,4]	4-30-00	12,263	12,263	9,808

Class R5[3,4]	4-30-00	12,637	12,637	9,808

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of April 30, 2010. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.

4 September 30, 1984 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 is May 22, 2009. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

Semiannual report | Large Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,143.20	$6.11

Class B	1,000.00	1,139.40	10.08

Class C	1,000.00	1,139.40	10.08

Class I	1,000.00	1,145.60	4.15

Class R1	1,000.00	1,141.60	7.75

Class R3	1,000.00	1,141.60	8.02

Class R4	1,000.00	1,142.90	6.43

Class R5	1,000.00	1,144.70	4.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Large Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,019.10	$5.76

Class B	1,000.00	1,015.40	9.49

Class C	1,000.00	1,015.40	9.49

Class I	1,000.00	1,020.90	3.91

Class R1	1,000.00	1,017.60	7.30

Class R3	1,000.00	1,017.30	7.55

Class R4	1,000.00	1,018.80	6.06

Class R5	1,000.00	1,020.30	4.56

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.15%, 1.90%, 1.90%, 0.78%, 1.46%, 1.51%, 1.21% and 0.91% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Large Cap Equity Fund	9

Portfolio summary

Top 10 Holdings[1]

Suncor Energy, Inc.	4.2%	Barrick Gold Corp.	2.8%

Microsoft Corp.	4.1%	The Charles Schwab Corp.	2.7%

Dell, Inc.	4.0%	QUALCOMM, Inc.	2.7%

Pfizer, Inc.	3.2%	Denbury Resources, Inc.	2.7%

Bank of America Corp.	3.1%	Intuit, Inc.	2.7%

Sector Composition[2,3]

Information Technology	23%	Consumer Staples	8%

Financials	16%	Materials	7%

Consumer Discretionary	11%	Utilities	3%

Energy	10%	Telecommunication Services	1%

Health Care	9%	Short-Term Investments & Other	4%

Industrials	8%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Large Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value
Common Stocks 95.62%	$2,677,889,345

(Cost $2,522,513,274)

Consumer Discretionary 11.17%		312,952,372

Automobiles 0.47%

Ford Motor Company (I)(L)	1,021,760	13,303,313

Diversified Consumer Services 1.64%

Apollo Group, Inc., Class A (I)	800,784	45,973,009

Hotels, Restaurants & Leisure 0.84%

McDonald’s Corp.	335,623	23,691,628

Household Durables 1.11%

Pulte Group, Inc. (I)(L)	2,367,840	30,995,026

Media 4.96%

News Corp., Class B (L)	2,198,758	39,115,905

Sirius XM Radio, Inc. (I)	37,824,170	44,632,521

The Washington Post Company, Class B	53,598	27,182,762

Viacom, Inc., Class B (I)	789,151	27,880,705

Specialty Retail 2.15%

Advance Auto Parts, Inc.	395,983	17,858,833

Best Buy Company, Inc. (L)	928,041	42,318,670

Consumer Staples 7.87%		220,390,149

Food & Staples Retailing 3.64%

The Kroger Company	1,957,142	43,507,267

Walgreen Company	1,662,964	58,453,185

Food Products 2.57%

Archer-Daniels-Midland Company	1,366,425	38,177,915

Bunge, Ltd. (L)	210,808	11,162,284

Ralcorp Holdings, Inc. (I)	337,921	22,488,643

Household Products 1.66%

Procter & Gamble Company	749,692	46,600,855

Energy 10.34%		289,727,149

Energy Equipment & Services 0.57%

Ensco International PLC, ADR	342,476	16,158,018

Oil, Gas & Consumable Fuels 9.77%

Canadian Natural Resources, Ltd.	190,795	14,679,767

Denbury Resources, Inc. (I)(L)	3,909,338	74,863,823

OGX Petroleo e Gas Participacoes SA (I)	1,382,022	13,770,528

See notes to financial statements	Semiannual report | Large Cap Equity Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Southwestern Energy Company (I)	1,351,510	$53,627,917

Suncor Energy, Inc.	3,413,143	116,627,096

Financials 15.55%		435,453,696

Capital Markets 6.87%

Franklin Resources, Inc.	271,056	31,344,916

Lazard, Ltd., Class A	811,999	31,391,881

Morgan Stanley	606,789	18,337,164

State Street Corp.	387,244	16,845,114

The Charles Schwab Corp.	3,904,823	75,324,036

The Goldman Sachs Group, Inc.	131,536	19,099,027

Commercial Banks 0.97%

Wells Fargo & Company	823,520	27,266,747

Diversified Financial Services 3.75%

Bank of America Corp.	4,841,009	86,315,190

JPMorgan Chase & Company	437,921	18,646,676

Insurance 3.96%

ACE, Ltd.	608,459	32,363,934

Berkshire Hathaway, Inc., Class B (I)	545,044	41,968,388

Prudential Financial, Inc.	575,057	36,550,623

Health Care 8.41%		235,513,712

Biotechnology 2.82%

Amgen, Inc. (I)	928,509	53,259,276

Cephalon, Inc. (I)(L)	401,277	25,761,983

Health Care Providers & Services 1.76%

Laboratory Corp. of America Holdings (I)(L)	159,420	12,525,629

McKesson Corp.	565,755	36,666,582

Pharmaceuticals 3.83%

Abbott Laboratories	344,676	17,633,624

Pfizer, Inc.	5,362,836	89,666,618

Industrials 8.34%		233,499,005

Aerospace & Defense 0.51%

Honeywell International, Inc.	301,565	14,315,291

Commercial Services & Supplies 3.06%

Republic Services, Inc.	2,260,074	70,130,096

Waste Management, Inc.	444,785	15,425,144

Electrical Equipment 1.67%

ABB, Ltd., SADR (I)	1,596,269	30,584,514

Sensata Technologies Holding BV (I)	808,690	16,173,800

Industrial Conglomerates 1.44%

Tyco International, Ltd.	1,043,102	40,461,927

Machinery 0.88%

Deere & Company	411,645	24,624,604

Oil, Gas & Consumable Fuels 0.00%

Brazil Ethanol, Inc. (I)(S)	500,000	5,000

Professional Services 0.78%

Verisk Analytics, Inc., Class A (I)	777,253	21,778,629

12	Large Cap Equity Fund | Semiannual report	See notes to financial statements

			Shares	Value
Information Technology 22.87%				$640,586,903

Communications Equipment 2.67%

QUALCOMM, Inc.			1,930,603	74,791,560

Computers & Peripherals 6.91%

Apple, Inc. (I)			214,987	56,137,405

Dell, Inc. (I)			6,851,138	110,851,413

EMC Corp. (I)			1,397,922	26,574,497

Electronic Equipment, Instruments & Components 1.54%

Corning, Inc.			2,241,039	43,140,001

Internet Software & Services 2.65%

eBay, Inc.			2,123,518	50,560,964

Google, Inc., Class A			45,200	23,749,888

IT Services 2.36%

Accenture PLC, Class A			603,695	26,345,250

Fiserv, Inc. (I)			779,247	39,811,729

Software 6.74%

Intuit, Inc. (I)(L)			2,063,715	74,623,934

Microsoft Corp.			3,732,818	114,000,262

Materials 7.00%				195,909,350

Chemicals 2.59%

Ecolab, Inc.			1,131,261	55,250,787

Monsanto Company			273,844	17,268,603

Containers & Packaging 0.96%

Owens-Illinois, Inc. (I)			757,389	26,841,866

Metals & Mining 3.45%

Avalon Rare Metals, Inc. (I)			1,765,920	4,485,207

Barrick Gold Corp.			1,788,862	77,904,940

Freeport-McMoRan Copper & Gold, Inc.			187,448	14,157,947

Telecommunication Services 1.12%				31,352,572

Wireless Telecommunication Services 1.12%

Vodafone Group PLC, SADR (L)			1,412,278	31,352,572

Utilities 2.95%				82,504,437

Gas Utilities 1.41%

EQT Corp.			908,077	39,492,269

Water Utilities 1.54%

American Water Works Company, Inc.			1,974,847	43,012,168

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations 0.18%				$5,256,678

(Cost $7,506)

Collateralized Mortgage Obligations 0.18%				5,256,678

Harborview Mortgage Loan Trust,
Series 2005-10-X IO	2.410%	11-19-35	$135,656,207	5,256,678

See notes to financial statements	Semiannual report | Large Cap Equity Fund	13

		Maturity
	Rate	date	Par value	Value
Corporate Bonds 0.01%				$173,300

(Cost $286,174)

Industrials 0.01%				173,300

Airlines 0.01%

Northwest Airlines, Inc., Escrow Certificates (I)	7.625%	11-15-23	$3,000,000	18,300

Northwest Airlines, Inc., Escrow Certificates (I)	6.625	05-15-23	25,000,000	155,000

			Shares	Value
Warrants 0.01%				$142,832

(Cost $90,375)

Materials 0.01%				142,832

Metals & Mining 0.01%

Avalon Rare Metals, Inc., (Expiration date 09-17-11;
strike price CAD 3.00) (I)			384,000	142,832

Short-Term Investments 8.87%				$248,558,281

(Cost $248,604,739)
		Maturity
	Yield*	date	Par value	Value
Short-Term Securities 4.04%				113,095,080
Federal Home Loan Bank Discount Note	0.060%	05-03-10	$93,100,000	93,099,689

U.S. Treasury Bill	0.010	07-01-10	20,000,000	19,995,391

			Shares	Value
Securities Lending Collateral 4.83%				135,463,201

John Hancock Collateral Investment Trust (W)	0.2377% (Y)		13,535,357	135,463,201

Total investments (Cost $2,771,502,068)† 104.69%			$2,932,020,436

Other assets and liabilities, net (4.69%)			($131,473,196)

Total net assets 100.00%			$2,800,547,240

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2010.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of April 30, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $2,784,009,363. Net unrealized appreciation aggregated $148,011,073, of which $319,089,712 related to appreciated investment securities and $171,078,639 related to depreciated investment securities.

14	Large Cap Equity Fund | Semiannual report	See notes to financial statements

The portfolio had the following country concentration as a percentage of total net assets on April 30, 2010:

United States	86%
Canada	8%
Switzerland	2%
United Kingdom	2%
Other	2%

See notes to financial statements	Semiannual report | Large Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,635,992,409)
including $130,483,669 of securities loaned (Note 2)	$2,796,557,235
Investments in affiliated issuers, at value (Cost $135,509,659) (Note 2)	135,463,201

Total investments, at value (Cost $2,771,502,068)	2,932,020,436
Cash	52,833
Receivable for investments sold	37,473,415
Receivable for fund shares sold	10,002,206
Dividends and interest receivable	1,529,711
Receivable for securities lending income	19,657
Other assets	221,567

Total assets	2,981,319,825

Liabilities

Payable for investments purchased	38,072,308
Payable for fund shares repurchased	4,061,600
Payable upon return of securities loaned (Note 2)	135,480,534
Payable to affiliates
Accounting and legal services fees	62,954
Transfer agent fees	623,016
Distribution and service fees	814,441
Trustees’ fees	73,736
Management fees	1,437,642
Other liabilities and accrued expenses	146,354

Total liabilities	180,772,585

Net assets

Capital paid-in	$3,392,983,268
Accumulated distributions in excess of net investment income	(4,279,808)
Accumulated net realized loss on investments and foreign
currency transactions	(748,675,519)
Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies	160,519,299

Net assets	$2,800,547,240

16	Large Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,019,630,302 ÷ 82,015,556 shares)	$24.62
Class B ($112,080,358 ÷ 4,913,596 shares)[1]	$22.81
Class C ($410,164,019 ÷ 17,984,800 shares)[1]	$22.81
Class I ($257,234,201 ÷ 10,115,299 shares)	$25.43
Class R1 ($881,180 ÷ 34,695 shares)	$25.40
Class R3 ($368,010 ÷ 14,491 shares)	$25.40
Class R4 ($37,880 ÷ 1,491 shares)	$25.41
Class R5 ($151,290 ÷ 5,948.423 shares)	$25.43

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$25.92

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$14,006,126
Interest	2,486,048
Securities lending	151,906
Less foreign taxes withheld	(186,061)

Total investment income	16,458,019

Expenses

Investment management fees (Note 4)	7,947,441
Distribution and service fees (Note 4)	4,665,366
Accounting and legal services fees (Note 4)	248,194
Transfer agent fees (Note 4)	2,476,009
Trustees’ fees (Note 4)	102,355
State registration fees	48,231
Printing and postage fees	200,110
Professional fees	57,890
Custodian fees	98,736
Registration and filing fees	15,990
Other	746,050

Total expenses	16,606,372
Less expense reductions (Note 4)	(662,478)

Net expenses	15,943,894

Net investment income	514,125

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	139,264,975
Investments in affiliated issuers	(6,643)
Foreign currency transactions	(506,124)
138,752,208
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	195,769,471
Investments in affiliated issuers	(32,602)
Translation of assets and liabilities in foreign currencies	(587)

195,736,282

Net realized and unrealized gain	334,488,490

Increase in net assets from operations	$335,002,615

18	Large Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09
Increase (decrease) in net assets

From operations
Net investment income	$514,125	$4,502,749
Net realized gain (loss)	138,752,208	(319,897,046)
Change in net unrealized appreciation (depreciation)	195,736,282	708,601,563

Increase in net assets resulting from operations	335,002,615	393,207,266

Distributions to shareholders
From net investment income
Class A	(5,989,338)	(41,980,106)
Class B	—	(2,533,709)
Class C	—	(6,178,011)
Class I	(1,230,801)	(6,296,729)
Class R3	(15)	—
Class R4	(81)	—
Class R5	(574)	—

Total distributions	(7,220,809)	(56,988,555)

From Fund share transactions (Note 5)	182,451,524	176,277,756

Total increase	510,233,330	512,496,467

Net assets

Beginning of period	2,290,313,910	1,777,817,443

End of period	$2,800,547,240	$2,290,313,910

Undistributed (accumulated distributions in excess of)
net investment income	($4,279,808)	$2,426,876

See notes to financial statements	Semiannual report | Large Cap Equity Fund	19

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]
Per share operating performance

Net asset value,
beginning of period	$21.61	$18.28	$28.40	$21.23	$17.66	$15.19	$14.61
Net investment income (loss)[4]	0.02	0.07	—[5]	0.04	(0.04)	(0.02)	0.06
Net realized and unrealized gain
(loss) on investments	3.07	3.88	(10.12)	7.13	3.61	2.49	0.54
Total from
investment operations	3.09	3.95	(10.12)	7.17	3.57	2.47	0.60
Less distributions
From net investment income	(0.08)	(0.62)	—	—	—	—	(0.02)
Net asset value,
end of period	$24.62	$21.61	$18.28	$28.40	$21.23	$17.66	$15.19
Total return (%)[6]	14.32[7,8]	22.76[7]	(35.63)[8]	33.77	20.22[7]	16.26[7]	4.14[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2,020	$1,660	$1,249	$1,182	$463	$343	$325
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.21[9]	1.23	1.11[9]	1.14	1.23	1.30	1.34
Expenses net of fee waivers	1.15[9]	1.23	1.11[9]	1.14	1.21	1.25	1.29
Expenses net of fee waivers
and credits	1.15[9]	1.22	1.11[9]	1.14	1.21	1.25	1.29
Net investment income (loss)	0.15[9]	0.35	(0.01)[9]	0.15	(0.22)	(0.12)	0.44
Portfolio turnover (%)	39	99[10]	113	40	78	74	97

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Less than ($0.005) per share.

6 Assumes dividend reinvestment (if applicable).

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Annualized.

10 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

20	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS B SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]
Per share operating performance

Net asset value,
beginning of period	$20.02	$16.89	$26.41	$19.89	$16.67	$14.45	$13.98
Net investment loss[4]	(0.06)	(0.06)	(0.16)	(0.15)	(0.18)	(0.13)	(0.05)
Net realized and unrealized gain
(loss) on investments	2.85	3.61	(9.36)	6.67	3.40	2.35	0.52
Total from
investment operations	2.79	3.55	(9.52)	6.52	3.22	2.22	0.47
Less distributions
From net investment income	—	(0.42)	—	—	—	—	—
Net asset value,
end of period	$22.81	$20.02	$16.89	$26.41	$19.89	$16.67	$14.45
Total return (%)[5]	13.94[6,7]	21.85	(36.05)[7]	32.78	19.32[6]	15.36[6]	3.36[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$112	$105	$105	$156	$118	$153	$196
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.97[8]	1.98	1.85[8]	1.89	1.98	2.06	2.09
Expenses net of fee waivers	1.90[8]	1.98	1.85[8]	1.89	1.96	2.01	2.04
Expenses net of fee waivers
and credits	1.90[8]	1.98	1.85[8]	1.89	1.96	2.01	2.04
Net investment loss	(0.58)[8]	(0.38)	(0.75)[8]	(0.63)	(0.98)	(0.88)	(0.35)
Portfolio turnover (%)	39	99[9]	113	40	78	74	97

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	21

CLASS C SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]
Per share operating performance

Net asset value,
beginning of period	$20.02	$16.89	$26.41	$19.89	$16.67	$14.45	$13.98
Net investment loss[4]	(0.06)	(0.07)	(0.16)	(0.14)	(0.18)	(0.13)	(0.05)
Net realized and unrealized gain
(loss) on investments	2.85	3.62	(9.36)	6.66	3.40	2.35	0.52
Total from
investment operations	2.79	3.55	(9.52)	6.52	3.22	2.22	0.47
Less distributions
From net investment income	—	(0.42)	—	—	—	—	—
Net asset value,
end of period	$22.81	$20.02	$16.89	$26.41	$19.89	$16.67	$14.45
Total return (%)[5]	13.94[6,7]	21.85[6]	(36.05)[7]	32.78[6]	19.32[6]	15.36[6]	3.36[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$410	$329	$250	$176	$34	$20	$25
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.96[8]	1.98	1.86[8]	1.90	1.98	2.06	2.09
Expenses net of fee waivers	1.90[8]	1.98	1.86[8]	1.89	1.96	2.01	2.04
Expenses net of fee waivers
and credits	1.90[8]	1.97	1.86[8]	1.89	1.96	2.01	2.04
Net investment loss	(0.60)[8]	(0.40)	(0.76)[8]	(0.58)	(0.97)	(0.87)	(0.36)
Portfolio turnover (%)	39	99[9]	113	40	78	74	97

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

22	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]	12-31-04[3]
Per share operating performance

Net asset value,
beginning of period	$22.33	$18.91	$29.28	$21.80	$18.05	$15.46	$14.87
Net investment income[4]	0.06	0.14	0.09	0.19	0.11	0.06	0.15
Net realized and unrealized gain
(loss) on investments	3.18	4.00	(10.46)	7.30	3.64	2.53	0.54
Total from
investment operations	3.24	4.14	(10.37)	7.49	3.75	2.59	0.69
Less distributions
From net investment income	(0.14)	(0.72)	—	(0.01)	—	—	(0.10)
Net asset value,
end of period	$25.43	$22.33	$18.91	$29.28	$21.80	$18.05	$15.46
Total return (%)[5]	14.56[6]	23.21	(35.42)[6]	34.36[7]	20.78	16.75	4.68

Ratios and supplemental data

Net assets, end of period
(in millions)	$257	$195	$174	$271	$4	—[8]	—[8]
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.78[9]	0.84	0.74[9]	0.76	0.77	0.78	0.79
Expenses net of fee waivers	0.78[9]	0.84	0.74[9]	0.75	0.77	0.78	0.79
Expenses net of fee waivers
and credits	0.78[9]	0.84	0.74[9]	0.75	0.77	0.78	0.79
Net investment income	0.51[9]	0.75	0.36[9]	0.69	0.54	0.35	0.98
Portfolio turnover (%)	39	99[10]	113	40	78	74	97

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Less than $500,000.

9 Annualized.

10 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	23

CLASS R1 SHARES Period ended	4-30-10[1]	10-31-09[2]
Per share operating performance

Net asset value, beginning of period	$22.25	$18.82
Net investment loss[3]	(0.05)	(0.02)
Net realized and unrealized gain on investments	3.20	3.45
Total from investment operations	3.15	3.43
Net asset value, end of period	$25.40	$22.25
Total return (%)[4]	14.16[5]	18.23[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46[8]	2.38[8]
Expenses net of fee waivers	1.46[8]	1.61[8]
Expenses net of fee waivers and credits	1.46[8]	1.61[8]
Net investment loss	(0.41)[8]	(0.24)[8]
Portfolio turnover (%)	39	99[9]

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 5-22-09 (inception date) to 10-31-09.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Less than $500,000.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS R3 SHARES Period ended	4-30-10[1]	10-31-09[2]
Per share operating performance

Net asset value, end of period	$22.26	$18.82
Net investment loss[3]	(0.06)	(0.02)
Net realized and unrealized gain on investments	3.21	3.46
Total from investment operations	3.15	3.44
Less distributions
From net investment income	(0.01)	—
Net asset value, end of period	$25.40	$22.26
Total return (%)[4,5,6]	14.16	18.28

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76[8]	3.13[8]
Expenses net of fee waivers	1.51[8]	1.51[8]
Expenses net of fee waivers and credits	1.51[8]	1.51[8]
Net investment loss	(0.53)[8]	(0.19)[8]
Portfolio turnover (%)	39	99[9]

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 5-22-09 (inception date) to 10-31-09.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

24	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS R4 SHARES Period ended	4-30-10[1]	10-31-09[2]
Per share operating performance

Net asset value, beginning of period	$22.29	$18.82
Net investment income[3]	0.01	0.01
Net realized and unrealized gain on investments	3.17	3.46
Total from investment operations	3.18	3.47
Less distributions
From net investment income	(0.06)	—
Net asset value, end of period	$25.41	$22.29
Total return (%)[4,5,6]	14.29	18.44

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.17[8]	2.87[8]
Expenses net of fee waivers	1.21[8]	1.21[8]
Expenses net of fee waivers and credits	1.21[8]	1.21[8]
Net investment loss	0.08[8]	0.11[8]
Portfolio turnover (%)	39	99[9]

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 5-22-09 (inception date) to 10-31-09.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS R5 SHARES Period ended	4-30-10[1]	10-31-09[2]
Per share operating performance

Net asset value, beginning of period	$22.32	$18.82
Net investment income[3]	0.05	0.03
Net realized and unrealized gain on investments	3.17	3.47
Total from investment operations	3.22	3.50
Less distributions
From net investment income	(0.11)	—
Net asset value, end of period	$25.43	$22.32
Total return (%)[4,5,6]	14.47	18.60

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[8]	2.40[8]
Expenses net of fee waivers	0.91[8]	0.91[8]
Expenses net of fee waivers and credits	0.91[8]	0.91[8]
Net investment income	0.38[8]	0.37[8]
Portfolio turnover (%)	39	99[9]

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 5-22-09 (inception date) to 10-31-09.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Large Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 4%, 9%, 89% and 22% of shares of beneficial interest of Class R1, Class R3, Class R4 and Class R5, respectively, on April 30, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

26	Large Cap Equity Fund | Semiannual report

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERV-
	4-30-10	PRICE	INPUTS	ABLE INPUTS

Common Stocks & Warrants
Consumer Discretionary	$312,952,372	$312,952,372	—	—
Consumer Staples	$220,390,149	220,390,149	—	—
Energy	289,727,149	289,727,149	—	—
Financials	435,453,696	435,453,696	—	—
Health Care	235,513,712	235,513,712	—	—
Industrials	233,499,005	233,494,005	—	$5,000
Information Technology	640,586,903	640,586,903	—	—
Materials	196,052,182	195,909,350	$142,832	—
Telecommunication Services	31,352,572	31,352,572	—	—
Utilities	82,504,437	82,504,437	—	—
Fixed Income Securities
Collateralized Mortgage	5,256,678	—	—	5,256,678
Obligations
Corporate Bonds	173,300	—	18,300	155,000
Short-Term Investments	248,558,281	135,463,201	113,095,080	—

Total investments in securities	$2,932,020,436	$2,813,347,546	$113,256,212	$5,416,678

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	COLLATERALIZED
	MORTGAGE	CORPORATE
	OBLIGATIONS	BONDS	INDUSTRIALS	TOTALS

Balance as of 10-31-09	$10,231,903	$31,250	$5,000	$10,268,153
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	2,638,451	—	—	2,638,451
Change in unrealized appreciation
(depreciation)	569,575	123,750	—	693,325
Net purchases (sales)	(8,183,251)	—	—	(8,183,251)
Transfers in and/or out of Level 3	—	—	—	—
Balance as of 4/30/10	$5,256,678	$155,000	$5,000	$5,416,678

During the six months ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Semiannual report | Large Cap Equity Fund	27

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at

28	Large Cap Equity Fund | Semiannual report

the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $877,535,675 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2009:

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2010	2016	2017

$433,415,811	$87,264,591	$356,855,273

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions and passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general

Semiannual report | Large Cap Equity Fund	29

indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net assets; and (b) 0.600% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, and indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.63% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.61% for Class R1, 1.51% for Class R3, 1.21% for Class R4 and 0.91% for Class R5 shares. The fee waivers and/or reimbursements will continue in effect until February 28, 2011. In addition, the Adviser voluntarily waived certain other expenses.

Accordingly, these expense reductions amounted to $516,567, $34,093, $111,062, $182, $325 and $249 for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares, respectively, for the six months ended April 30, 2010.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

30	Large Cap Equity Fund | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,374,700 for the six months ended April 30, 2010. Of this amount, $202,379 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,156,275 was paid as sales commissions to broker-dealers and $16,046 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2010, CDSCs received by the Distributor amounted to $107,342 and $22,672 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the six months ended April 30, 2010 were:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$2,289,061	$1,889,375
Class B	543,956	112,309
Class C	1,830,902	377,736
Class I	—	94,889
Class R1	1,031	522
Class R3	374	416
Class R4	42	372
Class R5	—	390
Total	$4,665,366	$2,476,009

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Semiannual report | Large Cap Equity Fund	31

Note 5 — Fund share transactions

Transactions in Fund shares for the six-month period ended April 30, 2010 and for the year ended October 31, 2009 were as follows:

	For the six-month period
		ended 4-30-10	Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	15,491,274	$361,382,021	37,704,320	$689,698,346
Distributions reinvested	237,819	5,391,353	2,333,771	37,620,391
Repurchased	(10,563,332)	(245,416,723)	(31,513,072)	(557,233,273)
Net increase	5,165,761	$121,356,651	8,525,019	$170,085,464

Class B shares

Sold	415,755	$8,984,321	1,246,903	$21,077,789
Distributions reinvested	—	—	141,890	2,132,611
Repurchased	(748,665)	(16,267,207)	(2,348,671)	(38,963,726)
Net decrease	(332,910)	($7,282,886)	(959,878)	($15,753,326)

Class C shares

Sold	3,245,182	$70,355,542	6,443,394	$111,387,660
Distributions reinvested	—	—	274,492	4,125,620
Repurchased	(1,715,363)	(36,982,786)	(5,042,444)	(83,043,481)
Net increase	1,529,819	$33,372,756	1,675,442	$32,469,799

Class I shares

Sold	3,335,848	$80,613,166	6,846,223	$125,035,492
Distributions reinvested	27,985	654,280	127,642	2,118,864
Repurchased	(1,986,651)	(47,290,160)	(7,464,549)	(137,955,654)
Net increase (decrease)	1,377,182	$33,977,286	(490,684)	($10,801,298)

Class R1 shares

Sold	31,151	$744,202	5,653	$111,058
Repurchased	(2,109)	(51,128)	—	—
Net increase	29,042	$693,074	5,653	$111,058

Class R3 shares

Sold	20,678	$501,359	1,328	$25,000
Repurchased	(7,515)	(189,954)	—	—
Net increase	13,163	$311,405	1,328	$25,000

Class R4 shares

Sold	163	$3,915	1,328	$25,000
Net increase	163	$3,915	1,328	$25,000

Class R5 shares

Sold	766	$18,915	5,165	$116,059
Distributions reinvested	18	427	—	—
Repurchased	(1)	(19)	—	—
Net increase	783	$19,323	5,165	$116,059

Net increase	7,783,003	$182,451,524	8,763,373	$176,277,756

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,072,449,208 and $974,917,282, respectively, for the six months ended April 30, 2010.

32	Large Cap Equity Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Large Cap Equity Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.	500SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

John Hancock

MUTUAL FUNDS

John Hancock

Small Cap Intrinsic Value Fund

Semiannual Report

4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	62.00	7.89	—	6.34[2]	30.68	62.00	46.16	—	37.39[2]
Class B	63.91	7.92	—	6.49[2]	31.89	63.91	46.42	—	38.36[2]
Class C	68.34	8.27	—	6.69[2]	35.92	68.34	48.79	—	39.72[2]
Class I1	71.19	9.46	—	7.84[2]	37.80	71.19	57.16	—	47.73[2]
Class NAV [1]	71.54	—	—	–5.05[3]	37.86	71.54	—	—	–14.40[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.76%, Class B — 2.75%, Class C — 2.53%, Class I — 1.23% and Class NAV — 0.99%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

2 From February 28, 2005.

3 From May 1, 2007.

6	Small Cap Intrinsic Value Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Small Cap Intrinsic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	2-28-05	$13,936	$13,836	$12,106

Class C2	2-28-05	13,972	13,972	12,106

Class I3	2-28-05	14,773	14,773	12,106

Class NAV[3]	5-1-07	8,560	8,560	9,167

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of April 30, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-capitalization companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

Semiannual report | Small Cap Intrinsic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,375.60	$9.01

Class B	1,000.00	1,368.90	14.27

Class C	1,000.00	1,369.20	13.28

Class I	1,000.00	1,378.00	6.66

Class NAV	1,000.00	1,378.60	5.66

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Intrinsic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,017.20	$7.65

Class B	1,000.00	1,012.70	12.13

Class C	1,000.00	1,013.60	11.28

Class I	1,000.00	1,019.20	5.66

Class NAV	1,000.00	1,020.00	4.81

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.53%, 2.43%, 2.26%, 1.13% and 0.96% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Small Cap Intrinsic Value Fund	9

Portfolio summary

Top 10 Holdings[1]

Pulte Group, Inc.	5.2%	The Washington Post Company,
		Class B	3.7%
Lazard, Ltd., Class A	4.7%
		PICO Holdings, Inc.	3.2%
Denbury Resources, Inc.	4.2%
		Verisk Analytics, Inc., Class A	3.2%
Liberty Media Corp.,
Capital Series A	4.0%	Sirius XM Radio, Inc.	3.2%

Broadridge Financial Solutions, Inc.	3.9%	DG Fastchannel, Inc.	3.1%

Sector Composition[2,3]

Consumer Discretionary	35%	Materials	5%

Financials	28%	Health Care	2%

Energy	12%	Utilities	1%

Information Technology	10%	Other	1%

Industrials	6%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Small Cap Intrinsic Value Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value

Common Stocks 99.48%		$448,505,859

(Cost $373,409,153)

Consumer Discretionary 35.11%		158,290,152

Auto Components 0.61%

Azure Dynamics Corp. (I)	10,000,000	2,658,004

Azure Dynamics Corp., Class A (I)	399,500	106,187

Diversified Consumer Services 1.30%

ChinaCast Education Corp. (I)	870,000	5,855,100

Hotels, Restaurants & Leisure 3.79%

Carrols Restaurant Group, Inc. (I)	718,200	5,379,318

Domino’s Pizza, Inc. (I)	600,000	9,246,000

International Speedway Corp., Class A	79,731	2,436,579

Household Durables 7.52%

MDC Holdings, Inc.	270,000	10,341,000

Pulte Group, Inc. (I)	1,800,000	23,562,000

Internet & Catalog Retail 0.05%

dELiA*s, Inc. (I)	125,955	220,421

Media 14.23%

Liberty Global, Inc., Class A (I)	220,000	6,030,200

Liberty Media Corp., Capital Series A (I)	409,500	18,128,565

MDC Partners, Inc., Class A	703,800	9,100,134

Sirius XM Radio, Inc. (I)	12,000,000	14,160,000

The Washington Post Company, Class B	33,000	16,736,280

Multiline Retail 2.70%

Retail Ventures, Inc. (I)	1,126,078	12,184,164

Textiles, Apparel & Luxury Goods 4.91%

Iconix Brand Group, Inc. (I)	770,000	13,290,200

Joe’s Jeans, Inc. (I)(V)	3,600,000	8,856,000

Consumer Staples 0.26%		1,184,000

Food & Staples Retailing 0.26%

Rite Aid Corp. (I)	800,000	1,184,000

Energy 12.07%		54,408,740

Energy Equipment & Services 1.85%

Seahawk Drilling, Inc. (I)	500,000	8,330,000

Oil, Gas & Consumable Fuels 10.22%

Delta Petroleum Corp. (I)	2,000,000	3,080,000

Denbury Resources, Inc. (I)	990,000	18,958,500

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Forest Oil Corp. (I)	250,000	$7,325,000

Penn Virginia Corp.	260,000	6,632,600

Plains Exploration & Production Company (I)	344,000	10,082,640

Financials 27.72%		124,972,244

Capital Markets 7.28%

GLG Partners, Inc. (I)	1,555,000	5,038,200

International Assets Holding Corp. (I)	404,333	6,538,065

Lazard, Ltd., Class A	550,000	21,263,000

Commercial Banks 2.80%

Bond Street Holdings LLC, Class A (I)(S)	450,000	9,000,000

Synovus Financial Corp.	1,200,000	3,612,000

Diversified Financial Services 6.48%

CIT Group, Inc. (I)	147,000	5,968,200

MSCI, Inc. (I)	250,000	8,662,500

PICO Holdings, Inc. (I)	410,000	14,575,500

Insurance 4.10%

American Physicians Capital, Inc.	190,000	6,353,600

Assured Guaranty, Ltd.	250,000	5,387,500

Maiden Holdings, Ltd.	900,000	6,741,000

Real Estate Investment Trusts 4.77%

Invesco Mortgage Capital, Inc. (V)	530,000	10,944,500

ProLogis	300,000	3,951,000

Walter Investment Management Corp.	364,300	6,604,759

Real Estate Management & Development 0.47%

China Housing & Land Development, Inc. (I)	422,000	1,460,120

Xinyuan Real Estate Company, Ltd., ADR (I)	180,000	651,600

Thrifts & Mortgage Finance 1.82%

Brookline Bancorp, Inc.	420,000	4,615,800

Northeast Community Bancorp, Inc.	590,000	3,604,900

Health Care 2.00%		9,028,201

Biotechnology 0.09%

China Nuokang Bio-Pharmaceutical, Inc., SADR (I)	63,582	419,641

Health Care Equipment & Supplies 1.61%

Hologic, Inc. (I)	405,000	7,237,350

Health Care Technology 0.02%

Icad, Inc. (I)	73,600	108,192

Pharmaceuticals 0.28%

Novabay Pharmaceuticals, Inc. (I)	568,927	1,263,018

Industrials 6.29%		28,348,920

Building Products 1.84%

USG Corp. (I)	350,700	8,276,520

Professional Services 3.23%

Verisk Analytics, Inc., Class A (I)	520,000	14,570,400

Trading Companies & Distributors 1.22%

RSC Holdings, Inc. (I)	600,000	5,502,000

12	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

			Shares	Value
Information Technology 9.53%				$42,970,691

Communications Equipment 5.16%

DG Fastchannel, Inc. (I)			397,000	13,966,460

Hughes Communications, Inc. (I)			13,191	368,029

MRV Communications, Inc. (I)			4,971,373	7,655,914

Ruggedcom, Inc. (I)			62,000	1,263,438

Internet Software & Services 0.49%

Vocus, Inc. (I)			130,000	2,216,500

IT Services 3.88%

Broadridge Financial Solutions, Inc.			735,000	17,500,350

Materials 5.45%				24,576,600

Containers & Packaging 2.72%

Graham Packaging Company, Inc. (I)			1,020,000	12,270,600

Metals & Mining 2.73%

Silver Standard Resources, Inc. (I)			600,000	12,306,000

Utilities 1.05%				4,726,311

Water Utilities 1.05%

American Water Works Company., Inc.			200,000	4,356,000

Purecycle Corp. (I)			125,956	370,311

Options Purchased 0.18%				$810,000

(Cost $699,250)
	Number of	Excercise	Expiration
Issuer	contracts	price	date	Value

Options — Puts & Calls 0.18%				810,000
Liberty Global, Inc., Class A, Call	2,000	$30.00	01-22-11	460,000

Liberty Global, Inc., Class A, Call	250	15.00	01-21-12	350,000

Total investments (Cost $374,108,403)† 99.66%				$449,315,859

Other assets and liabilities, net 0.34%				$1,539,620

Total net assets 100.00%				$450,855,479

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting securities of the issuer.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $375,100,331. Net unrealized appreciation aggregated $74,215,528, of which $86,428,422 related to appreciated investment securities and $12,212,894 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on April 30, 2010:

United States	89%
Canada	6%
Bermuda	3%
China	2%

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $359,652,976)	$429,515,359
Investments in affiliated issuers, at value (Cost $14,455,427) (Note 7)	19,800,500

Total investments, at value (Cost $374,108,403)	449,315,859
Receivable for investments sold	15,865,812
Receivable for fund shares sold	2,877,831
Dividends receivable	128,065
Other assets	61,334

Total assets	468,248,901

Liabilities

Due to custodian	1,439,497
Payable for investments purchased	15,251,461
Payable for fund shares repurchased	477,238
Payable to affiliates
Accounting and legal services fees	4,698
Transfer agent fees	76,861
Distribution and service fees	77,895
Other liabilities and accrued expenses	65,772

Total liabilities	17,393,422

Net assets

Capital paid-in	$607,659,716
Accumulated net investment loss	(1,554,081)
Accumulated net realized loss on investments and foreign
currency transactions	(230,457,391)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	75,207,235

Net assets	$450,855,479

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($224,772,497 ÷ 18,488,506 shares)	$12.16
Class B ($6,782,406 ÷ 580,326 shares)[1]	$11.69
Class C ($34,277,601 ÷ 2,924,393 shares)[1]	$11.72
Class I ($45,370,873 ÷ 3,651,447 shares)	$12.43
Class NAV ($139,652,102 ÷ 11,180,996 shares)	$12.49

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.80

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations
For the six-month period ended 4-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,298,541
Interest	1,309
Less foreign taxes withheld	(8,426)

Total investment income	1,291,424

Expenses

Investment management fees (Note 4)	1,468,722
Distribution and service fees (Note 4)	379,119
Accounting and legal services fees (Note 4)	24,608
Transfer agent fees (Note 4)	207,391
Trustees’ fees (Note 4)	7,686
State registration fees (Note 4)	27,430
Printing and postage fees (Note 4)	33,233
Professional fees	25,983
Custodian fees	15,457
Other	82,980

Total expenses	2,272,609
Less expense reductions (Note 4)	(62,093)

Net expenses	2,210,516

Net investment loss	(919,092)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	27,099,751
Investments in affiliated issuers	2,568,857
Foreign currency transactions	(95,296)
29,573,312
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	73,370,562
Investments in affiliated issuers	3,767,622
Translation of assets and liabilities in foreign currencies	95,634
77,233,818
Net realized and unrealized gain	106,807,130
Increase in net assets from operations	$105,888,038

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09
Increase (decrease) in net assets

From operations
Net investment loss	($919,092)	($1,831,908)
Net realized gain (loss)	29,573,312	(180,727,138)
Change in net unrealized appreciation (depreciation)	77,233,818	237,816,593

Increase in net assets resulting from operations	105,888,038	55,257,547

Distributions to shareholders
From net investment income
Class A	—	(970,434)
Class B	—	(40,254)
Class C	—	(185,988)
Class I	—	(133,598)
Class NAV	—	(905,969)
From net realized gain
Class A	—	(2,955,690)
Class B	—	(116,356)
Class C	—	(618,795)
Class I	—	(486,041)
Class NAV	—	(2,790,740)

Total distributions	—	(9,203,865)

From Fund share transactions (Note 5)	74,230,387	(3,441,931)

Total increase	180,118,425	42,611,751

Net assets

Beginning of period	270,737,054	228,125,303

End of period	$450,855,479	$270,737,054

Accumulated net investment loss	($1,554,081)	($634,989)

16	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning
of period	$8.84	$6.95	$14.68	$13.70	$10.86	$10.00
Net investment loss[5]	(0.04)	(0.08)	(0.01)	(0.01)	(0.07)[6]	(0.01)
Net realized and unrealized gain
(loss) on investments	3.36	2.27	(7.72)	1.36	3.21	1.72
Total from investment operations	3.32	2.19	(7.73)	1.35	3.14	1.71
Less distributions
From net investment income	—	(0.07)	—	—	—	—
From net realized gain	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	—	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$12.16	$8.84	$6.95	$14.68	$13.70	$10.86
Total return (%)[7]	37.56[8,9]	33.57[8]	(52.66)[9]	9.91[8]	28.99[8]	17.28[8,9]

Ratios and supplemental data

Net assets, end of period (in millions)	$225	$119	$100	$199	$30	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.59[10]	1.86[11]	1.56[10]	1.54	2.23	4.89[10]
Expenses net of fee waivers	1.53[10]	1.84[11]	1.56[10]	1.53	1.65	1.45[10]
Expenses net of fee waivers
and credits	1.53[10]	1.84[11]	1.56[10]	1.53	1.65	1.45[10]
Net investment loss	(0.74)[10]	(1.10)	(0.10)[10]	(0.07)	(0.58)[6]	(0.08)[10]
Portfolio turnover (%)	67	127	70	32	82	97

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Period from 2-28-05 (inception date) to 12-31-05.

5 Based on the average daily shares outstanding.

6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.

7 Assumes dividend reinvestment (if applicable).

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Not annualized.

10 Annualized.

11 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	17

CLASS B SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning
of period	$8.54	$6.79	$14.41	$13.55	$10.81	$10.00
Net investment loss[5]	(0.08)	(0.15)	(0.08)	(0.12)	(0.16)[6]	(0.05)
Net realized and unrealized gain
(loss) on investments	3.23	2.20	(7.54)	1.35	3.20	1.71
Total from investment operations	3.15	2.05	(7.62)	1.23	3.04	1.66
Less distributions
From net investment income	—	(0.07)	—	—	—	—
From net realized gain	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	—	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$11.69	$8.54	$6.79	$14.41	$13.55	$10.81
Total return (%)[7]	36.89[8,9]	32.25[9]	(52.88)[8]	9.13	28.20[9]	16.78[8,9]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$5	$4	$9	$3	—[10]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.51[12]	2.86[11]	2.28[12]	2.24	2.93	5.39[12]
Expenses net of fee waivers	2.43[12]	2.84[11]	2.28[12]	2.23	2.35	1.95[12]
Expenses net of fee waivers
and credits	2.43[12]	2.84[11]	2.27[12]	2.23	2.35	1.95[12]
Net investment loss	(1.63)[12]	(2.11)	(0.80)[12]	(0.82)	(1.25)[6]	(0.57)[12]
Portfolio turnover (%)	67	127	70	32	82	97

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Period from 2-28-05 (inception date) to 12-31-05.

5 Based on the average daily shares outstanding.

6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.

7 Assumes dividend reinvestment (if applicable).

8 Not annualized.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Less than $500,000.

11 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

12 Annualized.

18	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning
of period	$8.56	$6.79	$14.41	$13.55	$10.81	$10.00
Net investment loss[5]	(0.07)	(0.13)	(0.08)	(0.11)	(0.16)[6]	(0.05)
Net realized and unrealized gain
(loss) on investments	3.23	2.20	(7.54)	1.34	3.20	1.71
Total from investment operations	3.16	2.07	(7.62)	1.23	3.04	1.66
Less distributions
From net investment income	—	(0.07)	—	—	—	—
From net realized gain	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	—	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$11.72	$8.56	$6.79	$14.41	$13.55	$10.81
Total return (%)[7]	36.92[8,9]	32.56[9]	(52.88)[8]	9.13	28.20[9]	16.78[8,9]

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$22	$20	$49	$8	—[10]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.34[12]	2.64[11]	2.25[12]	2.24	2.93	5.39[12]
Expenses net of fee waivers	2.26[12]	2.62[11]	2.25[12]	2.23	2.35	1.95[12]
Expenses net of fee waivers
and credits	2.26[12]	2.62[11]	2.25[12]	2.23	2.35	1.95[12]
Net investment loss	(1.46)[12]	(1.88)	(0.77)[12]	(0.76)	(1.27)[6]	(0.57)[12]
Portfolio turnover (%)	67	127	70	32	82	97

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Period from 2-28-05 (inception date) to 12-31-05.

5 Based on the average daily shares outstanding.

6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.

7 Assumes dividend reinvestment (if applicable).

8 Not annualized.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Less than $500,000.

11 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

12 Annualized.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	19

CLASS I SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning
of period	$9.02	$7.06	$14.85	$13.80	$10.89	$10.00
Net investment income (loss)[5]	(0.02)	(0.05)	0.05	0.09	(0.03)[6]	0.02
Net realized and unrealized gain (loss)
on investments	3.43	2.31	(7.84)	1.34	3.24	1.72
Total from investment operations	3.41	2.26	(7.79)	1.43	3.21	1.74
Less distributions
From net investment income	—	(0.07)	—	(0.01)	—	—
From net realized gain	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	—	(0.30)	—	(0.38)	(0.30)	(0.85)
Net asset value, end of period	$12.43	$9.02	$7.06	$14.85	$13.80	$10.89
Total return (%)[7]	37.80[8,9]	34.11	(52.46)[8]	10.39	29.55[9]	17.58[8,9]

Ratios and supplemental data

Net assets, end of period (in millions)	$45	$16	$20	$82	$1	—[10]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.13[12]	1.42[11]	1.06[12]	1.10	1.78	4.59[12]
Expenses net of fee waivers	1.13[12]	1.42[11]	1.06[12]	1.09	1.20	1.15[12]
Expenses net of fee waivers
and credits	1.13[12]	1.42[11]	1.06[12]	1.09	1.20	1.15[12]
Net investment income (loss)	(0.41)[12]	(0.65)	0.43[12]	0.57	(0.27)[6]	0.22[12]
Portfolio turnover (%)	67	127	70	32	82	97

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Audited by previous independent registered public accounting firm.

4 Period from 2-28-05 (inception date) to 12-31-05.

5 Based on the average daily shares outstanding.

6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.

7 Assumes dividend reinvestment (if applicable).

8 Not annualized.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Less than $500,000.

11 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

12 Annualized.

20	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

CLASS NAV Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07[3]

Per share operating performance

Net asset value, beginning of period	$9.06	$7.07	$14.85	$15.73
Net investment income (loss)[4]	(0.01)	(0.03)	0.05	0.09
Net realized and unrealized gain (loss) on investments	3.44	2.32	(7.83)	(0.58)
Total from investment operations	3.43	2.29	(7.78)	(0.49)
Less distributions
From net investment income	—	(0.07)	—	(0.02)
From net realized gain	—	(0.23)	—	(0.37)
Total distributions	—	(0.30)	—	(0.39)
Net asset value, end of period	$12.49	$9.06	$7.07	$14.85
Total return (%)[5,6]	37.86[7]	34.52	(52.39)[7]	(3.05)

Ratios and supplemental data

Net assets, end of period (in millions)	$140	$108	$84	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[9]	1.18[8]	0.99[9]	0.94[9]
Expenses net of fee waivers	0.96[9]	1.18[8]	0.99[9]	0.94[9]
Expenses net of fee waivers and credits	0.96[9]	1.18[8]	0.99[9]	0.94[9]
Net investment income (loss)	(0.15)[9]	(0.45)	0.51[9]	0.57[9]
Portfolio turnover (%)	67	127	70	32[10]

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Beginning of operations from 5-1-07 (inception date) to 12-31-07.

4 Based on the average daily shares outstanding.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

9 Annualized.

10 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

22	Small Cap Intrinsic Value Fund | Semiannual report

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
INVESTMENTS IN SECURITIES	4-30-10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$158,290,152	$155,632,148	$2,658,004	—
Consumer Staples	1,184,000	1,184,000	—	—
Energy	54,408,740	54,408,740	—	—
Financials	124,972,244	115,972,244	—	$9,000,000
Health Care	9,028,201	9,028,201	—	—
Industrials	28,348,920	28,348,920	—	—
Information Technology	42,970,691	42,970,691	—	—
Materials	24,576,600	24,576,600	—	—
Utilities	4,726,311	4,726,311	—	—
Options Purchased	810,000	810,000	—	—

Total Investments in
Securities	$449,315,859	$437,657,855	$2,658,004	$9,000,000

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	FINANCIALS

Balance as of 10/31/09	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	($54,000)
Net purchases (sales)	9,054,000
Net transfers in and/out of Level 3	—
Balance as of 4/30/10	$9,000,000

During the six-month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for

Semiannual report | Small Cap Intrinsic Value Fund	23

financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six-month period ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

24	Small Cap Intrinsic Value Fund | Semiannual report

For federal income tax purposes, the Fund has a capital loss carryforward of $259,669,203 available to offset future net realized capital gains as of October 31, 2009. The loss carryforward expires as follows: October 31, 2016 — $79,187,493 and October 31, 2017 — $180,481,710.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to net operating losses and non-deductible passive foreign investment company taxes.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.85% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six-month period ended April 30, 2010 were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net assets.

In addition, the Adviser voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $50,137, $2,022 and $9,934 for Class A, Class B and Class C shares, respectively, for the six-month period ended April 30, 2010.

Semiannual report | Small Cap Intrinsic Value Fund	25

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $117,104 for the six-month period ended April 30, 2010. Of this amount, $17,585 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $98,239 was paid as sales commissions to broker-dealers and $1,280 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six-month period ended April 30, 2010, CDSCs received by the Distributor amounted to $21,982 and $1,131 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• Signature Services is reimbursed for certain out-of-pocket expenses.

• Additionally, Class NAV shares do not pay transfer agent fees.

26	Small Cap Intrinsic Value Fund | Semiannual report

Class level expenses for the six months ended April 30, 2010 were:

	Distribution	Transfer	State registration	Printing
Share class	and service fees	agent fees	fees	fees

Class A	$219,168	$160,286	$8,913	$24,503
Class B	26,879	5,987	5,659	1,156
Class C	133,072	29,425	5,948	5,343
Class I	—	11,693	6,910	2,231
Total	$379,119	$207,391	$27,430	$33,233

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six-month period ended April 30, 2010 and for the year ended October 31, 2009 were as follows:

	For the six-month
	period ended 4-30-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,363,440	$82,602,522	6,337,934	$48,501,413
Distributions reinvested	—	—	569,728	3,426,173
Repurchased	(2,364,627)	(24,381,984)	(7,846,061)	(50,063,946)
Net increase (decrease)	4,998,813	$58,220,538	(938,399)	$1,863,640

Class B shares

Sold	152,280	$1,623,582	207,103	$1,557,965

Distributions reinvested	—	—	23,339	137,417
Repurchased	(128,448)	(1,303,456)	(200,731)	(1,360,428)
Net increase	23,832	$320,126	29,711	$334,954

Class C shares

Sold	644,077	$6,799,552	903,472	$6,747,448
Distributions reinvested	—	—	109,752	642,187
Repurchased	(348,025)	(3,485,585)	(1,371,403)	(8,629,886)
Net increase (decrease)	296,052	$3,313,967	(358,179)	($1,240,251)

Class I shares

Sold	2,390,810	$25,965,780	889,966	$6,213,247
Distributions reinvested	—	—	24,189	152,406
Repurchased	(501,600)	(5,283,303)	(1,926,758)	(12,009,126)
Net increase (decrease)	1,889,210	$20,682,477	(1,012,603)	($5,643,473)

Class NAV shares

Sold	639,982	$7,033,440	1,787,316	$12,377,496
Distributions reinvested	—	—	605,106	3,696,709
Repurchased	(1,415,350)	(15,340,161)	(2,356,098)	(14,831,006)
Net increase (decrease)	(775,368)	($8,306,721)	36,324	$1,243,199

Net increase (decrease)	6,432,539	$74,230,387	(2,243,146)	($3,441,931)

Semiannual report | Small Cap Intrinsic Value Fund	27

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $293,080,803 and $218,403,889, respectively, for the six-month period ended April 30, 2010.

Note 7 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended April 30, 2010, is set forth below:

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

Invesco Mortgage Capital, Inc.
Bought: 530,000 Sold: None	—	530,000	—	—	$10,944,500
Joe’s Jeans, Inc.
Bought: 520,951 Sold: 1,712,835	4,791,884	3,600,000	$2,568,857	—	$8,856,000

28	Small Cap Intrinsic Value Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
The report is certified under the Sarbanes-Oxley
Thomas M. Kinzler	Act, which requires mutual funds and other public
Secretary and Chief Legal Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Francis V. Knox, Jr.	is fairly and accurately stated in all material respects.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Small Cap Intrinsic Value Fund	29

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.	640SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

John Hancock

MUTUAL FUNDS

John Hancock

Global Opportunities Fund

Semiannual Report

4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	63.43	15.15	—	13.97[2]	14.37	63.43	102.42	—	96.55[2]
Class B	65.70	15.41	—	14.30[2]	14.97	65.70	104.73	—	99.53[2]
Class C	69.75	15.64	—	14.42[2]	19.00	69.75	106.79	—	100.59[2]
Class I1	72.57	16.68	—	15.46[2]	20.65	72.57	116.28	—	110.23[2]
Class NAV [1]	72.89	—	—	2.90[3]	20.73	72.89	—	—	7.43[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.68%, Class B — 2.51%, Class C — 2.44%, Class I — 1.32% and Class NAV — 1.01%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

2 From February 28, 2005.

3 From October 29, 2007.

6	Global Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Global Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P Global BMI Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	2-28-05	$20,053	$19,953	$12,512

Class C2	2-28-05	20,059	20,059	12,512

Class I3	2-28-05	21,023	21,023	12,512

Class NAV[3]	10-29-07	10,743	10,743	7,941

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of April 30, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P Global BMI Index is an unmanaged index which covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

Semiannual report | Global Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,203.90	$7.87

Class B	1,000.00	1,199.70	12.22

Class C	1,000.00	1,200.00	11.78

Class I	1,000.00	1,206.50	5.96

Class NAV	1,000.00	1,207.30	5.14

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,017.70	$7.20

Class B	1,000.00	1,013.70	11.18

Class C	1,000.00	1,014.10	10.79

Class I	1,000.00	1,019.40	5.46

Class NAV	1,000.00	1,020.10	4.71

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.44%, 2.24%, 2.16%, 1.09% and 0.94% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Global Opportunities Fund	9

Portfolio summary

Top 10 Holdings[1]

Sirius XM Radio, Inc.	6.5%	Bunge, Ltd.	4.0%

OGX Petroleo e Gas Participacoes SA	6.2%	Liberty Media Corp., Series A	3.9%

Warren Resources, Inc.	4.7%	Bumi Resources Tbk PT	3.5%

Denbury Resources, Inc.	4.6%	Invest Tur Brasil — Desenvolvimento Imobiliario Turistico SA	3.2%

Vodafone Group PLC	4.0%	Monsanto Company	3.1%

Sector Composition[2,3]

Energy	21%	Consumer Staples	6%

Consumer Discretionary	15%	Industrials	5%

Financials	9%	Utilities	5%

Materials	8%	Investment Companies	4%

Information Technology	8%	Telecommunication Services	4%

Health Care	6%	Short-Term Investments & Other	9%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Global Opportunities Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value

Common Stocks 86.78%		$424,014,382

(Cost $368,693,501)

Argentina 0.63%		3,074,731

Cresud SA, SADR	219,154	3,074,731

Brazil 16.23%		79,280,261

Companhia de Saneamento Basico de Estado de Sao Paulo, ADR	654	25,735

GP Investments, Ltd. (I)	1,351,514	6,258,989

Invest Tur Brasil—Desenvolvimento Imobiliario Turistico SA (I)	1,616,565	15,577,428

LLX Logistica SA (I)	1,812,085	8,600,432

OGX Petroleo e Gas Participacoes SA (I)	3,045,700	30,347,490

Santos Brasil Participacoes SA	1,532,583	14,768,166

SLC Agricola SA	388,824	3,702,021

Canada 7.00%		34,218,769

Avalon Rare Metals, Inc. (I)	1,674,856	4,253,916

Fortune Minerals, Ltd. (I)	7,840,047	6,174,480

Franco-Nevada Corp.	440,015	12,683,244

Suncor Energy, Inc.	325,055	11,107,129

France 2.49%		12,161,726

Electricite de France	226,057	12,161,726

Hong Kong 2.81%		13,727,957

Geely Automobile Holdings Company, Ltd.	21,926,804	9,229,758

Natural Beauty Bio-Technology, Ltd.	25,059,890	4,498,199

India 5.10%		24,936,523

Reliance Capital, Ltd.	611,704	10,122,905

Reliance Infrastructure, Ltd.	437,129	11,101,184

Sun Pharmaceutical Industries, Ltd.	105,197	3,712,434

Indonesia 3.53%		17,262,487

Bumi Resources Tbk PT	66,598,253	17,262,487

Thailand 3.80%		18,562,740

Bangkok Chain Hospital PCL, Local Shares	12,146,108	1,890,951

Bangkok Dusit Medical Service PCL	15,136,189	11,648,620

Bumrungrad Hospital PCL	5,417,488	5,023,169

United Arab Emirates 2.60%		12,683,632

Kingdom Hotel Investments, GDR (I)	2,562,350	12,683,632

United Kingdom 3.99%		19,495,951

Vodafone Group PLC, SADR	878,196	19,495,951

See notes to financial statements	Semiannual report | Global Opportunities Fund	11

	Shares	Value
United States 38.60%		$188,609,605

Abbott Laboratories	44,717	2,287,722

Atmel Corp. (I)	594,382	3,233,438

Brazil Ethanol, Inc. (I)(S)	301,903	3,019

Bunge, Ltd.	366,126	19,386,372

Cypress Semiconductor Corp. (I)	262,718	3,386,435

Denbury Resources, Inc. (I)	1,170,512	22,415,306

Google, Inc., Class A (I)	16,891	8,875,207

Intel Corp.	385,188	8,793,842

Johnson & Johnson	38,709	2,488,989

Lazard, Ltd., Class A	90,406	3,495,096

Liberty Global, Inc., Class A (I)	138,450	3,794,915

Liberty Media Corp., Series A (I)	434,980	19,256,565

Microsoft Corp.	442,687	13,519,661

Monsanto Company	241,097	15,203,577

Pfizer, Inc.	226,106	3,780,492

PICO Holdings, Inc. (I)	101,658	3,613,942

Sirius XM Radio, Inc. (I)	27,000,684	31,860,807

TXCO Resources, Inc. (I)	339,330	56,668

Warren Resources, Inc. (I)	6,468,590	23,157,552

Investment Companies 4.38%		$21,424,929

(Cost $19,777,975)

Japan 1.58%		7,747,549

Nikko ETF 225	64,787	7,747,549

United States 2.80%		13,677,380

iShares MSCI Japan Index Fund	932,606	9,689,776

iShares MSCI Taiwan Index	173,048	2,197,710

SPDR Russell/Nomura Small Cap Japan ETF	43,428	1,789,894

Warrants 0.07%		$322,717

(Cost $140,035)

Canada 0.07%		322,717

Avalon Rare Metals, Inc., (Expiration date 09-17-11;
strike price CAD 3.00) (I)	595,000	221,314

Fortune Minerals, Ltd., (Expiration date 09-02-11;
strike price CAD 0.80) (I)	344,154	76,230

Fortune Minerals, Ltd., (Expiration date 12-03-11;
strike price CAD 0.80) (I)	293,996	25,173

12	Global Opportunities Fund | Semiannual report	See notes to financial statements

			Maturity
	Yield*		date	Par value	Value

Short-Term Investments 8.87%					$43,333,864

(Cost $43,333,864)

Short-term securities 8.87%					$43,333,864

Citibank Argentina Cash Reserve	Zero coupon		10-14-10	$36,733	36,733
		to	10-20-10

Federal Home Loan Bank Discount Note	0.060%		05-03-10	31,300,000	31,299,896

U.S. Treasury Bill	0.010		07-01-10	12,000,000	11,997,235

Total investments (Cost $431,945,375)† 100.10%					$489,095,892

Other assets and liabilities, net (0.10%)					($499,822)

Total net assets 100.00%					$488,596,070

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

ETF Exchange Traded Fund

GDR Global Depositary Receipt

SADR Sponsored American Depositary Receipts

SPDR Standard & Poor’s Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $436,423,193. Net unrealized appreciation aggregated $52,672,699, of which $65,164,228 related to appreciated investment securities and $12,491,529 related to depreciated investment securities.

The portfolio had the following sector distribution as a percentage of total net assets on April 30, 2010:

Energy	21%
Consumer Discretionary	15%
Financials	9%
Materials	8%
Information Technology	8%
Health Care	6%
Consumer Staples	6%
Industrials	5%
Utilities	5%
Investment Companies	4%
Telecommunication Services	4%
Short-Term Investments & Other	9%

See notes to financial statements	Semiannual report | Global Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $431,945,375) (Note 2)	$489,095,892
Cash	72,441
Foreign currency, at value (Cost $470,547) (Note 2)	467,989
Receivable for investments sold	862,998
Receivable for forward foreign currency exchange contracts (Note 3)	381,125
Receivable for fund shares sold	9,359,688
Dividends and interest receivable	117,610
Other assets	59,668

Total assets	500,417,411

Liabilities

Deferred India capital gains tax	44,816
Payable for investments purchased	9,882,167
Payable for forward foreign currency exchange contracts (Note 3)	275,938
Payable for fund shares repurchased	1,374,267
Payable to affiliates
Accounting and legal services fees	4,161
Transfer agent fees	59,347
Distribution and service fees	132,862
Trustees’ fees	1,517
Investment management fees	6,195
Other liabilities and accrued expenses	40,071

Total liabilities	11,821,341

Net assets

Capital paid-in	$454,029,244
Accumulated distributions in excess of net investment income	(4,421,242)
Accumulated net realized loss on investments and foreign
currency transactions	(18,215,891)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	57,203,959

Net assets	$488,596,070

14	Global Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($327,107,269 ÷ 19,906,852 shares)	$16.43
Class B ($15,107,344 ÷ 932,208 shares)[1]	$16.21
Class C ($67,520,509 ÷ 4,168,686 shares)[1]	$16.20
Class I ($72,165,207 ÷ 4,371,072 shares)	$16.51
Class NAV ($6,695,741 ÷ 404,143 shares)	$16.57

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.29

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Global Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,379,989
Interest	7,545
Less foreign taxes withheld	(50,914)

Total investment income	1,336,620

Expenses

Investment management fees (Note 5)	1,310,028
Distribution and service fees (Note 5)	566,415
Accounting and legal services fees (Note 5)	17,950
Transfer agent fees (Note 5)	239,372
Trustees’ fees (Note 5)	9,882
State registration fees (Note 5)	25,138
Printing and postage fees (Note 5)	23,155
Professional fees	27,264
Custodian fees	65,610
Registration and filing fees	21,543
Other	8,337

Total expenses	2,314,694

Net investment loss	(978,074)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	24,677,662[1]
Foreign currency transactions	(48,203)
24,629,459
Change in net unrealized appreciation (depreciation) of
Investments	33,230,096[2]
Translation of assets and liabilities in foreign currencies	(12,835)
33,217,261
Net realized and unrealized gain	57,846,720

Increase in net assets from operations	$56,868,646

1 Net of India foreign taxes $13,024.

2 Less $15,094 of deferred India foreign withholding taxes.

16	Global Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09

Increase (decrease) in net assets

From operations
Net investment loss	($978,074)	($392,285)
Net realized gain	24,629,459	21,356
Change in net unrealized appreciation (depreciation)	33,217,261	55,016,137

Increase in net assets resulting from operations	56,868,646	54,645,208

Distributions to shareholders
From net investment income
Class A	(3,101,926)	(3,040,892)
Class B	(96,406)	(156,404)
Class C	(334,035)	(455,132)
Class I	(436,016)	(524,355)
Class NAV	(104,171)	(46,869)
From net realized gain
Class A	—	(180,144)
Class B	—	(11,394)
Class C	—	(33,155)
Class I	—	(28,272)
Class NAV	—	(2,503)

Total distributions	(4,072,554)	(4,479,120)

From Fund share transactions (Note 6)	218,610,635	96,081,116

Total increase	271,406,727	146,247,204

Net assets

Beginning of period	217,189,343	70,942,139

End of period	$488,596,070	$217,189,343

Accumulated (distributions in excess of) net investment income	($4,421,242)	$629,386

See notes to financial statements	Semiannual report | Global Opportunities Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning
of period	$13.89	$8.47	$17.00	$13.17	$11.57	$10.00
Net investment income (loss)[5]	(0.04)	(0.04)	—[6]	(0.02)	(0.02)	—[6]
Net realized and unrealized gain
(loss) on investments	2.84	6.03	(8.53)	4.36	2.73	1.88
Total from investment operations	2.80	5.99	(8.53)	4.34	2.71	1.88
Less distributions
From net investment income	(0.26)	(0.54)	—	—	—[7]	—
From net realized gain	—	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.26)	(0.57)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$16.43	$13.89	$8.47	$17.00	$13.17	$11.57
Total return (%)[8]	20.39[9]	76.81[10]	(50.18)[9,10]	33.05[10]	23.38[10]	18.85[9,10]

Ratios and supplemental data

Net assets, end of period
(in millions)	$327	$159	$50	$28	$4	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.44[11]	1.67[12]	1.66[11]	2.11	2.23	2.83[11]
Expenses net of fee waivers	1.44[11]	1.59[12]	1.49[11]	1.46	1.35	1.35[11]
Expenses net of fee waivers
and credits	1.44[11]	1.59[12]	1.49[11]	1.46	1.35	1.35[11]
Net investment income (loss)	(0.56)[11]	(0.33)	0.01[11]	(0.12)	(0.18)	0.03[11]
Portfolio turnover (%)	73	198[13]	167	114	61	77

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Period from 2-28-05 (inception date) to 12-31-05.

4 Audited by previous independent registered public accounting firm.

5 Based on the average daily shares outstanding.

6 Less than $0.005 per share.

7 Less than ($0.005) per share.

8 Assumes dividend reinvestment (if applicable).

9 Not annualized.

10 Total returns would have been lower had certain expenses not been reduced during the periods shown.

11 Annualized.

12 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

13 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

18	Global Opportunities Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning
of period	$13.66	$8.29	$16.75	$13.04	$11.52	$10.00
Net investment loss[5]	(0.10)	(0.10)	(0.09)	(0.14)	(0.08)	(0.04)
Net realized and unrealized gain (loss)
on investments	2.81	5.94	(8.37)	4.36	2.71	1.87
Total from investment operations	2.71	5.84	(8.46)	4.22	2.63	1.83
Less distributions
From net investment income	(0.16)	(0.44)	—	—	—	—
From net realized gain	—	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.16)	(0.47)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$16.21	$13.66	$8.29	$16.75	$13.04	$11.52
Total return (%)[6]	19.97[7]	75.50[8]	(50.51)[7,8]	32.46[8]	22.76[8]	18.35[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$15	$8	$3	$2	—[9]	—[9]
Ratios (as a percentage of average net
assets):
Expenses before reductions	2.24[10]	2.51[11]	2.29[10]	2.78	2.68	3.38[10]
Expenses net of fee waivers	2.24[10]	2.28[11]	2.21[10]	2.12	1.80	1.85[10]
Expenses net of fee waivers
and credits	2.24[10]	2.28[11]	2.20[10]	2.12	1.80	1.85[10]
Net investment loss	(1.36)[10]	(0.99)	(0.72)[10]	(0.88)	(0.63)	(0.47)[10]
Portfolio turnover (%)	73	198[12]	167	114	61	77

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Period from 2-28-05 (inception date) to 12-31-05.

4 Audited by previous independent registered public accounting firm.

5 Based on the average daily shares outstanding.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Annualized.

11 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

12 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Global Opportunities Fund	19

CLASS C SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning
of period	$13.66	$8.29	$16.75	$13.04	$11.52	$10.00
Net investment loss[5]	(0.10)	(0.10)	(0.09)	(0.16)	(0.08)	(0.04)
Net realized and unrealized gain
(loss) on investments	2.81	5.94	(8.37)	4.38	2.71	1.87
Total from investment operations	2.71	5.84	(8.46)	4.22	2.63	1.83
Less distributions
From net investment income	(0.17)	(0.44)	—	—	—	—
From net realized gain	—	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.17)	(0.47)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$16.20	$13.66	$8.29	$16.75	$13.04	$11.52
Total return (%)[6]	20.00[7]	75.50[8]	(50.51)[7,8]	32.46[8]	22.76[8]	18.35[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$68	$23	$9	$4	—[9]	—[9]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.16[10]	2.44[11]	2.33[10]	2.79	2.68	3.38[10]
Expenses net of fee waivers	2.16[10]	2.29[11]	2.21[10]	2.13	1.80	1.85[10]
Expenses net of fee waivers
and credits	2.16[10]	2.29[11]	2.21[10]	2.13	1.80	1.85[10]
Net investment loss	(1.33)[10]	(1.00)	(0.76)[10]	(1.01)	(0.63)	(0.47)[10]
Portfolio turnover (%)	73	198[12]	167	114	61	77

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Period from 2-28-05 (inception date) to 12-31-05.

4 Audited by previous independent registered public accounting firm.

5 Based on the average daily shares outstanding.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Annualized.

11 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

12 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

20	Global Opportunities Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]

Per share operating performance

Net asset value, beginning
of period	$13.96	$8.55	$17.11	$13.21	$11.60	$10.00
Net investment income (loss)[5]	(0.02)	0.01	0.08	0.02	0.02	0.03
Net realized and unrealized gain
(loss) on investments	2.86	6.03	(8.64)	4.39	2.74	1.88
Total from investment operations	2.84	6.04	(8.56)	4.41	2.76	1.91
Less distributions
From net investment income	(0.29)	(0.60)	—	—	(0.04)	—
From net realized gain	—	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.29)	(0.63)	—	(0.51)	(1.15)	(0.31)
Net asset value, end of period	$16.51	$13.96	$8.55	$17.11	$13.21	$11.60
Total return (%)[6]	20.65[7]	77.19[8]	(50.03)[7,8]	33.48[8]	23.74[8]	19.15[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$72	$23	$8	$2	—[9]	—[9]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.09[10]	1.36[11]	1.18[10]	1.74	1.93	2.58[10]
Expenses net of fee waivers	1.09[10]	1.17[11]	1.06[10]	1.09	1.05	1.05[10]
Expenses net of fee waivers
and credits	1.09[10]	1.17[11]	1.06[10]	1.09	1.05	1.05[10]
Net investment income (loss)	(0.23)[10]	0.10	0.62[10]	0.15	0.12	0.33[10]
Portfolio turnover (%)	73	198[12]	167	114	61	77

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Period from 2-28-05 (inception date) to 12-31-05.

4 Audited by previous independent registered public accounting firm.

5 Based on the average daily shares outstanding.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Annualized.

11 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

12 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Global Opportunities Fund	21

CLASS NAV Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07[3]

Per share operating performance

Net asset value, beginning of period	$14.02	$8.56	$17.12	$17.63
Net investment income (loss)[4]	—[5]	0.03	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	2.86	6.06	(8.62)	0.01
Total from investment operations	2.86	6.09	(8.56)	0.00
Less distributions
From net investment income	(0.31)	(0.60)	—	—
From net realized gain	—	(0.03)	—	(0.51)
Total distributions	(0.31)	(0.63)	—	(0.51)
Net asset value, end of period	$16.57	$14.02	$8.56	$17.12
Total return (%)[6]	20.73[7]	77.85[8]	(50.00)[7,8]	0.07[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$5	$1	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[10]	1.05[11]	1.02[10]	1.70[10]
Expenses net of fee waivers	0.94[10]	1.05[11]	0.97[10]	1.05[10]
Expenses net of fee waivers and credits	0.94[10]	1.05[11]	0.97[10]	1.05[10]
Net investment income (loss)	(0.04)[10]	0.25	0.51[10]	(0.17)[10]
Portfolio turnover (%)	73	198[12]	167	114[13]

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Period from 10-29-07 (inception date) to 12-31-07.

4 Based on the average daily shares outstanding.

5 Less than ($0.005) per share.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Annualized.

11 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

12 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

13 Portfolio turnover shown is calculated for the full fiscal year.

22	Global Opportunities Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Opportunities Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERV-
	4-30-10	PRICE	INPUTS	ABLE INPUTS

Country
Argentina	$3,074,731	$3,074,731	—	—
Brazil	79,280,261	79,280,261	—	—
Canada	34,218,769	34,218,769	—	—
France	12,161,726	—	$12,161,726	—
Hong Kong	13,727,957	—	13,727,957	—
India	24,936,523	—	24,936,523	—
Indonesia	17,262,487	—	17,262,487	—
Thailand	18,562,740	—	18,562,740	—

Semiannual report | Global Opportunities Fund	23

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERV-
	4-30-10	PRICE	INPUTS	ABLE INPUTS

United Arab Emirates	$12,683,632	$12,683,632	—	—
United Kingdom	19,495,951	19,495,951	—	—
United States	188,609,605	188,606,586	—	$3,019
Investment Companies	21,424,929	21,424,929	—	—
Warrants	322,717	76,230	$246,487	—
Short-Term Investments	43,333,864	—	43,333,864	—

Total Investments in Securities	$489,095,892	$358,861,089	$130,231,784	$3,019
Other Financial Instruments	105,187	—	105,187	—
Totals	$489,201,079	$358,861,089	$130,336,971	$3,019

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	UNITED STATES	TOTAL

Balance as of 10/31/09	$3,019	$3,019
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Net transfers in and/out of Level 3	—	—
Balance as of 4/30/10	$3,019	$3,019

During the six months ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

24	Global Opportunities Fund | Semiannual report

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $41,552,173 available to offset future net realized capital gains. The loss carryforward expires as follows: October 31, 2016 — $30,996,200 and October 31, 2017 — $10,555,973.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | Global Opportunities Fund	25

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions and passive foreign investment companies.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including forward foreign currency contracts and written options in order to meet its investment objectives. The Fund may use derivatives to manage against anticipated changes in securities markets, currency or interest rates, manager exposure to securities or indices or enhance potential gains.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information on regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended April 30, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates changes. The range of forward foreign currency contracts notional amounts held by the Fund during the six months ended April 30, 2010 was approximately $40.7 million to $63.3 million. The following table summarizes the contracts held at April 30, 2010.

26	Global Opportunities Fund | Semiannual report

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT		UNREALIZED
	COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Sells
Canadian Dollar	12,230,184	11,908,419	6-30-2010	($131,847)
Euro Dollar	5,425,000	7,234,292	6-30-2010	9,987
Japanese Yen	1,497,905,000	16,325,762	6-30-2010	371,138
Pound Sterling	3,559,000	5,299,956	6-30-2010	(144,091)

		$40,768,429		$105,187

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Funds at April 30, 2010, by risk category:

	STATEMENT OF		ASSET	LIABILITY
	ASSETS AND	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable	Forward foreign	$381,125	($275,938)
contracts	for forward foreign	currency exchange
	currency exchange	contracts
contracts

Effect of derivative instruments on the Statements of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended April 30, 2010:

		FORWARD FOREIGN
RISK	STATEMENT OF OPERATIONS LOCATION	CURRENCY CONTRACTS*	TOTAL

Foreign exchange	Net realized gain	$1,463,349	$1,463,349
contracts

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended April 30, 2010:

		FORWARD FOREIGN
RISK	STATEMENT OF OPERATIONS LOCATION	CURRENCY CONTRACTS	TOTAL

		Translation of assets
		and liabilities in
		foreign currencies
Foreign exchange	Change in unrealized	($126,992)	($126,992)
contracts	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Semiannual report | Global Opportunities Fund	27

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.825% of the next $500,000,000 of the Fund’s average daily net assets (c) and 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.85% of the Fund’s average daily net assets.

Prior to March 1, 2010 for Class A, Class B, Class C, Class I and Class NAV shares, the Adviser had agreed to waive fees and/or reimburse expenses for each share class. This agreement excluded taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser had voluntarily agreed to reimburse and limit these expenses such that these expenses will not exceed 1.62%, 2.32%, 2.32%, 1.14% and 1.07% Class A, Class B, Class C, Class I and Class NAV shares, respectively. During the six-month period ended April 30, 2010, there were no expenses waivers or reimbursements by the Adviser.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

28	Global Opportunities Fund | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $864,728 for the six months ended April 30, 2010. Of this amount, $138,872 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $722,823 was paid as sales commissions to broker-dealers and $3,033 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2010, CDSCs received by the Distributor amounted to $12,649 and $5,690 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the six months ended April 30, 2010 were:

	Distribution	Transfer	State	Printing and
Share class	and service fees	agent fees	registration fees	postage fees

Class A	$324,675	$183,519	$8,332	$16,296
Class B	52,157	8,834	5,246	1,156
Class C	189,583	31,399	5,285	2,957
Class I	—	15,620	6,275	2,746
Class NAV	—	—	—	—
Total	$566,415	$239,372	$25,138	$23,155

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Semiannual report | Global Opportunities Fund	29

Note 6 — Fund share transactions

Transactions in Fund shares for the six-month period ended April 30, 2010 and for the year ended October 31, 2009 were as follows:

	For the six-month period
		ended 4-30-10	Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	10,730,043	$165,646,955	8,494,462	$101,382,878
Distributions reinvested	199,884	2,880,356	390,444	2,873,666
Repurchased	(2,474,038)	(37,560,106)	(3,385,565)	(31,804,102)

Net increase	8,455,889	$130,967,205	5,499,341	$72,452,442

Class B shares

Sold	435,696	$6,640,935	321,342	$3,886,236
Distributions reinvested	6,182	88,098	19,466	141,715
Repurchased	(81,237)	(1,215,679)	(146,773)	(1,396,064)

Net increase	360,641	$5,513,354	194,035	$2,631,887

Class C shares

Sold	2,635,878	$40,319,062	961,185	$11,678,676
Distributions reinvested	19,496	277,624	52,790	384,311
Repurchased	(166,067)	(2,493,809)	(396,876)	(3,711,973)

Net increase	2,489,307	$38,102,877	617,099	$8,351,014

Class I shares

Sold	3,326,029	$51,590,405	1,612,505	$19,154,976
Distributions reinvested	19,661	284,102	56,279	415,341
Repurchased	(606,584)	(9,033,655)	(973,672)	(9,874,647)

Net increase	2,739,106	$42,840,852	695,112	$9,695,670

Class NAV shares

Sold	236,715	$3,644,628	421,906	$4,921,452
Distributions reinvested	7,184	104,171	6,681	49,372
Repurchased	(169,739)	(2,562,452)	(169,476)	(2,020,721)

Net increase	74,160	$1,186,347	259,111	$2,950,103

Net increase	14,119,103	$218,610,635	7,264,698	$96,081,116

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $388,373,544 and $205,676,547, respectively, for the six months ended April 30, 2010.

30	Global Opportunities Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
The report is certified under the Sarbanes-Oxley
Thomas M. Kinzler	Act, which requires mutual funds and other public
Secretary and Chief Legal Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Francis V. Knox, Jr.	is fairly and accurately stated in all material respects.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Global Opportunities Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.	690SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	June 22, 2010

By:	/s/ Charles A. Rizzo
-----------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 22, 2010